Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.8%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	240,131	1,683,318
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,040,041	8,954,754
Total Alternative Strategies Funds (Cost $12,575,979)		10,638,072

Common Stocks 3.5%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.0%
Cogent Communications Holdings, Inc.	157	13,161
Nippon Telegraph & Telephone Corp.	2,900	66,044
Total		79,205
Entertainment 0.1%
Nintendo Co., Ltd.	200	82,585
Square Enix Holdings Co., Ltd.	1,700	69,676
Total		152,261
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	2,400	6,672
Meet Group, Inc. (The)(b)	975	6,016
Yelp, Inc.(b)	55	1,229
Total		13,917
Media 0.1%
Gray Television, Inc.(b)	370	4,296
National CineMedia, Inc.	890	2,937
TechTarget, Inc.(b)	565	13,176
Telenet Group Holding NV	526	21,969
WPP PLC	6,361	49,356
Total		91,734
Wireless Telecommunication Services 0.0%
Gogo(b)	950	1,548
KDDI Corp.	600	17,379
Total		18,927
Total Communication Services		356,044
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Auto Components 0.0%
Modine Manufacturing Co.(b)	585	2,708
Valeo SA	1,597	36,608
Total		39,316
Automobiles 0.1%
Fiat Chrysler Automobiles NV	6,927	60,084
Peugeot SA	3,802	53,896
Total		113,980
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	610	13,402
Perdoceo Education Corp.(b)	820	10,660
Strategic Education, Inc.	37	5,894
WW International, Inc.(b)	135	3,444
Total		33,400
Hotels, Restaurants & Leisure 0.0%
Brinker International, Inc.	213	4,959
Dine Brands Global, Inc.	117	5,193
Marriott Vacations Worldwide Corp.	161	13,363
Papa John’s International, Inc.	29	2,086
SeaWorld Entertainment, Inc.(b)	565	8,300
Total		33,901
Household Durables 0.1%
Berkeley Group Holdings PLC	1,669	87,611
M/I Homes, Inc.(b)	285	7,256
Meritage Homes Corp.(b)	29	1,524
Sekisui House Ltd.	4,500	77,196
Sony Corp.	1,100	70,789
Taylor Morrison Home Corp., Class A(b)	785	11,422
TopBuild Corp.(b)	124	11,556
Total		267,354
Internet & Direct Marketing Retail 0.0%
PetMed Express, Inc.	160	6,331
Stamps.com, Inc.(b)	90	14,245
Total		20,576
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	382	13,133
MasterCraft Boat Holdings, Inc.(b)	345	3,605
Sankyo Co., Ltd.	2,400	65,896
Total		82,634
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	3,000	58,121
Next PLC	245	14,587
Total		72,708
Specialty Retail 0.1%
Buckle, Inc. (The)	525	8,038
Cato Corp. (The), Class A	210	2,365
Genesco, Inc.(b)	285	5,395
GNC Holdings, Inc., Class A(b)	2,500	1,439
Hennes & Mauritz	1,989	27,189
Hibbett Sports, Inc.(b)	510	7,869
Lithia Motors, Inc., Class A	111	12,272
Restoration Hardware Holdings, Inc.(b)	73	10,496
Sleep Number Corp.(b)	252	7,535
Sportsman’s Warehouse Holdings, Inc.(b)	1,410	10,095
Zumiez, Inc.(b)	365	7,716
Total		100,409
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp.(b)	55	8,182
Pandora A/S	2,119	75,348
Yue Yuen Industrial Holdings Ltd.	18,000	28,713
Total		112,243
Total Consumer Discretionary		876,521
Consumer Staples 0.4%
Beverages 0.1%
Carlsberg A/S, Class B	617	77,837
Coca-Cola European Partners PLC	1,758	69,687
Total		147,524
Food & Staples Retailing 0.1%
Coles Group Ltd.	8,297	83,201
Ingles Markets, Inc., Class A	295	12,045
Koninklijke Ahold Delhaize NV	3,268	79,348
Metro AG	3,231	28,230
Common Stocks (continued)
Issuer	Shares	Value ($)
SpartanNash Co.	835	14,320
Welcia Holdings Co., Ltd.	700	50,819
Total		267,963
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	149	12,237
Nestlé SA, Registered Shares	635	67,253
Yamazaki Baking Co., Ltd	300	5,305
Total		84,795
Household Products 0.0%
Essity AB, Class B(b)	822	26,627
Personal Products 0.0%
Edgewell Personal Care Co.(b)	295	8,145
Medifast, Inc.	171	12,976
Unilever PLC	116	5,973
Usana Health Sciences, Inc.(b)	165	14,721
Total		41,815
Tobacco 0.1%
British American Tobacco PLC	3,071	118,369
Japan Tobacco, Inc.	600	11,174
Swedish Match AB	1,502	92,818
Vector Group Ltd.	315	3,371
Total		225,732
Total Consumer Staples		794,456
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	115	2,968
Helix Energy Solutions Group, Inc.(b)	1,150	2,921
Matrix Service Co.(b)	740	7,726
Total		13,615
Oil, Gas & Consumable Fuels 0.1%
CVR Energy, Inc.	525	12,521
Delek U.S. Holdings, Inc.	235	5,487
DHT Holdings, Inc.	740	5,373
Dorian LPG Ltd.(b)	150	1,424
ENI SpA	2,064	19,662
OMV AG	545	17,795
Royal Dutch Shell PLC, Class B	6,986	111,837
Santos Ltd.	9,434	29,998

2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
W&T Offshore, Inc.(b)	620	1,717
World Fuel Services Corp.	240	6,000
Total		211,814
Total Energy		225,429
Financials 0.6%
Banks 0.2%
Banco Bilbao Vizcaya Argentaria SA	4,491	14,680
Bancorp, Inc. (The)(b)	1,340	9,340
Bank Leumi Le-Israel BM	7,494	40,378
BNP Paribas SA	2,031	63,807
Carolina Financial Corp.	85	2,876
Chiba Bank Ltd. (The)	3,900	18,096
ConnectOne Bancorp, Inc.	395	5,901
Customers Bancorp, Inc.(b)	689	8,792
DBS Group Holdings Ltd.	2,500	35,198
First BanCorp	1,920	11,194
Fulton Financial Corp.	670	7,832
Great Southern Bancorp, Inc.	180	7,663
Hilltop Holdings, Inc.	755	14,571
Independent Bank Corp.	295	4,334
International Bancshares Corp.	445	12,901
Investors Bancorp, Inc.	1,520	14,151
Mediobanca Banca di Credito Finanziario SpA	7,577	44,049
Metropolitan Bank Holding Corp.(b)	45	1,129
Midland States Bancorp, Inc.	325	5,271
MidWestOne Financial Group, Inc.	115	2,400
Nicolet Bankshares, Inc.(b)	111	6,107
OFG Bancorp	760	9,561
Pacific Premier Bancorp, Inc.	570	12,169
Preferred Bank	211	8,050
QCR Holdings, Inc.	290	8,926
Raiffeisen Bank International AG	1,505	25,976
Sumitomo Mitsui Trust Holdings, Inc.	1,900	55,322
United Community Banks, Inc.	325	6,872
Total		457,546
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.1%
3i Group PLC	7,004	68,806
Artisan Partners Asset Management, Inc., Class A	535	15,750
Cohen & Steers, Inc.	264	15,243
Federated Hermes, Inc., Class B	595	13,548
Houlihan Lokey, Inc.	33	1,960
Nomura Holdings, Inc.	19,100	79,258
Standard Life Aberdeen PLC	2,341	6,484
Waddell & Reed Financial, Inc., Class A	905	13,168
Total		214,217
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	370	9,613
Enova International, Inc.(b)	610	9,784
Regional Management Corp.(b)	535	8,528
Total		27,925
Insurance 0.2%
Ageas	1,002	36,116
Allianz SE, Registered Shares	645	118,700
American Equity Investment Life Holding Co.	305	6,411
AMERISAFE, Inc.	23	1,465
Assicurazioni Generali SpA	4,704	67,110
CNP Assurances(b)	4,338	44,754
Dai-ichi Life Holdings, Inc.	2,300	28,824
Employers Holdings, Inc.	342	10,387
Enstar Group Ltd.(b)	70	10,123
Genworth Financial, Inc., Class A(b)	1,725	6,262
Hallmark Financial Services, Inc.(b)	350	1,512
Japan Post Insurance Co., Ltd.	4,000	51,107
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	48	10,513
Selective Insurance Group, Inc.	45	2,256
Swiss Life Holding AG, Registered Shares	217	76,953
Total		472,493
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Invesco Mortgage Capital, Inc.	830	2,523

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	447	12,212
Federal Agricultural Mortgage Corp.	201	13,393
Flagstar Bancorp, Inc.	535	13,862
Meridian Bancorp, Inc.	400	4,712
Meta Financial Group, Inc.	460	8,473
NMI Holdings, Inc., Class A(b)	600	8,112
Radian Group, Inc.	945	14,156
Total		74,920
Total Financials		1,249,624
Health Care 0.6%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	360	17,392
Acceleron Pharma, Inc.(b)	65	5,885
Arcutis Biotherapeutics, Inc.(b)	290	8,619
Arena Pharmaceuticals, Inc.(b)	320	15,670
Arrowhead Pharmaceuticals, Inc.(b)	130	4,476
Atara Biotherapeutics, Inc.(b)	270	2,238
BeiGene Ltd., ADR(b)	119	18,187
Black Diamond Therapeutics, Inc.(b)	247	9,149
bluebird bio, Inc.(b)	101	5,442
Blueprint Medicines Corp.(b)	120	7,060
CSL Ltd.	107	21,328
Dynavax Technologies Corp.(b)	1,225	5,206
Fate Therapeutics, Inc.(b)	290	7,940
Gossamer Bio, Inc.(b)	256	3,333
Immunomedics, Inc.(b)	830	25,215
Insmed, Inc.(b)	443	10,189
Karuna Therapeutics, Inc.(b)	25	2,077
Mirati Therapeutics, Inc.(b)	105	8,929
Precision BioSciences, Inc.(b)	477	3,282
Revolution Medicines, Inc.(b)	372	11,632
Rubius Therapeutics, Inc.(b)	380	2,299
Sage Therapeutics, Inc.(b)	166	6,471
Sarepta Therapeutics, Inc.(b)	69	8,134
SpringWorks Therapeutics, Inc.(b)	359	10,863
TCR2 Therapeutics, Inc.(b)	480	4,579
Turning Point Therapeutics, Inc.(b)	180	9,272
Common Stocks (continued)
Issuer	Shares	Value ($)
Ultragenyx Pharmaceutical, Inc.(b)	70	4,230
uniQure NV(b)	142	9,037
Total		248,134
Health Care Equipment & Supplies 0.1%
CONMED Corp.	38	2,808
Hoya Corp.	300	27,358
Integer Holdings Corp.(b)	222	16,530
Invacare Corp.	330	2,482
Lantheus Holdings, Inc.(b)	905	11,810
Natus Medical, Inc.(b)	520	12,995
NuVasive, Inc.(b)	120	7,306
Quidel Corp.(b)	150	20,850
Varex Imaging Corp.(b)	475	12,412
Total		114,551
Health Care Providers & Services 0.0%
Corvel Corp.(b)	102	5,374
Cross Country Healthcare, Inc.(b)	780	4,906
Magellan Health, Inc.(b)	246	14,940
Medipal Holdings Corp.	2,500	48,228
Owens & Minor, Inc.	1,850	13,098
Providence Service Corp. (The)(b)	79	4,583
Tenet Healthcare Corp.(b)	160	3,229
Total		94,358
Health Care Technology 0.0%
HealthStream, Inc.(b)	495	11,298
Omnicell, Inc.(b)	234	17,059
Teladoc Health, Inc.(b)	26	4,279
Total		32,636
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	194	15,493
Syneos Health, Inc.(b)	338	18,857
Total		34,350
Pharmaceuticals 0.4%
Aerie Pharmaceuticals, Inc.(b)	235	3,581
Amneal Pharmaceuticals, Inc.(b)	1,475	5,354
Amphastar Pharmaceuticals, Inc.(b)	590	10,001
Astellas Pharma, Inc.	6,500	107,504
Bayer AG, Registered Shares	998	65,638

4	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Daiichi Sankyo Co., Ltd.	200	13,748
Dainippon Sumitomo Pharma Co., Ltd.	1,700	23,521
GlaxoSmithKline PLC	5,748	119,918
GW Pharmaceuticals PLC, ADR(b)	98	9,814
Novartis AG, Registered Shares	1,950	166,410
Odonate Therapeutics, Inc.(b)	300	8,445
Orion Oyj, Class B(b)	337	17,126
Phibro Animal Health Corp., Class A	450	12,019
Prestige Consumer Healthcare, Inc.(b)	388	15,788
Reata Pharmaceuticals, Inc., Class A(b)	86	13,602
Roche Holding AG, Genusschein Shares	583	201,891
Supernus Pharmaceuticals, Inc.(b)	190	4,446
Total		798,806
Total Health Care		1,322,835
Industrials 0.5%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	191	9,189
Radiant Logistics, Inc.(b)	1,650	7,062
Total		16,251
Building Products 0.0%
American Woodmark Corp.(b)	175	8,997
Builders FirstSource, Inc.(b)	820	15,047
Caesarstone Ltd.	1,110	10,889
CSW Industrials, Inc.	190	12,586
Gibraltar Industries, Inc.(b)	325	15,047
Insteel Industries, Inc.	550	9,664
Quanex Building Products Corp.	920	11,472
Total		83,702
Commercial Services & Supplies 0.0%
Brady Corp., Class A	328	14,281
Herman Miller, Inc.	395	8,903
HNI Corp.	455	11,075
Tetra Tech, Inc.	31	2,334
Total		36,593
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	2,561	64,041
Aegion Corp.(b)	115	1,846
Bouygues SA	2,240	68,921
Eiffage SA	425	34,732
EMCOR Group, Inc.	59	3,748
Great Lakes Dredge & Dock Corp.(b)	1,420	12,553
MasTec, Inc.(b)	338	12,134
Obayashi Corp.	1,000	8,741
Shimizu Corp.	8,700	66,816
Skanska AB, Class B(b)	4,772	90,791
Total		364,323
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	470	11,440
Schneider Electric SE	1,180	109,047
Thermon(b)	215	3,285
Total		123,772
Machinery 0.1%
GEA Group AG(b)	2,976	68,293
KONE OYJ, Class B	285	17,258
Lydall, Inc.(b)	530	5,936
Mueller Industries, Inc.	560	14,504
Rexnord Corp.	530	14,453
SPX Corp.(b)	331	12,621
Total		133,065
Marine 0.0%
Costamare, Inc.	1,745	8,760
Kuehne & Nagel International AG	175	25,032
Total		33,792
Professional Services 0.1%
Adecco Group AG, Registered Shares	1,789	78,288
Barrett Business Services, Inc.	182	8,903
FTI Consulting, Inc.(b)	74	9,425
Heidrick & Struggles International, Inc.	465	10,435
Kforce, Inc.	460	13,777
Wolters Kluwer NV	534	39,277
Total		160,105

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.0%
ArcBest Corp.	272	5,541
Aurizon Holdings Ltd.	24,785	75,293
Total		80,834
Trading Companies & Distributors 0.1%
BMC Stock Holdings, Inc.(b)	670	14,238
Foundation Building Materials, Inc.(b)	725	8,483
GMS, Inc.(b)	735	13,509
ITOCHU Corp.	4,200	82,341
MRC Global, Inc.(b)	1,590	8,522
Veritiv Corp.(b)	1,090	10,213
Total		137,306
Total Industrials		1,169,743
Information Technology 0.3%
Communications Equipment 0.0%
Comtech Telecommunications Corp.	215	3,980
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.	600	12,396
Hitachi High-Tech Corp.	300	22,342
Hitachi Ltd.	1,500	44,519
Methode Electronics, Inc.	490	14,710
Plexus Corp.(b)	229	14,356
Rogers Corp.(b)	144	15,990
Sanmina Corp.(b)	555	15,390
Scansource, Inc.(b)	495	12,830
Vishay Intertechnology, Inc.	960	15,926
Vishay Precision Group, Inc.(b)	250	5,780
Total		174,239
IT Services 0.1%
Capgemini SE	647	60,825
Cass Information Systems, Inc.	62	2,487
EVERTEC, Inc.	520	13,177
ExlService Holdings, Inc.(b)	61	3,765
Hackett Group	765	11,345
KBR, Inc.	490	9,927
MAXIMUS, Inc.	175	11,781
NEC Corp.	200	7,675
NIC, Inc.	605	14,659
Common Stocks (continued)
Issuer	Shares	Value ($)
Nomura Research Institute Ltd.	3,500	85,684
Perspecta, Inc.	810	17,472
TTEC Holdings, Inc.	332	12,941
Wirecard AG	52	5,146
Total		256,884
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	900	43,669
Amkor Technology, Inc.(b)	1,364	13,476
ASM Pacific Technology Ltd.	2,000	20,210
Formfactor, Inc.(b)	125	2,913
STMicroelectronics NV	317	8,163
Synaptics, Inc.(b)	253	16,544
Tokyo Electron Ltd.	400	85,192
Ultra Clean Holdings, Inc.(b)	700	12,873
Xperi Corp.	880	13,446
Total		216,486
Software 0.0%
American Software, Inc., Class A	355	5,850
Check Point Software Technologies Ltd.(b)	255	26,964
j2 Global, Inc.	231	18,628
MicroStrategy, Inc., Class A(b)	16	2,021
Progress Software Corp.	394	16,119
Qualys, Inc.(b)	171	18,030
SecureWorks Corp., Class A(b)	120	1,366
SPS Commerce, Inc.(b)	298	16,542
Total		105,520
Total Information Technology		757,109
Materials 0.2%
Chemicals 0.1%
Chase Corp.	56	5,278
Covestro AG	1,198	40,242
Innospec, Inc.	142	10,298
Koppers Holdings, Inc.(b)	110	1,734
Mitsubishi Chemical Holdings Corp.	1,400	7,957
Nitto Denko Corp.	300	14,986
Yara International ASA	427	14,503
Total		94,998

6	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.0%
CRH PLC	946	28,700
Forterra, Inc.(b)	670	5,467
Total		34,167
Metals & Mining 0.1%
Anglo American PLC	1,727	30,715
BHP Group Ltd.	2,796	57,078
Commercial Metals Co.	855	13,629
Fortescue Metals Group Ltd.	10,307	78,769
Rio Tinto PLC	2,373	110,151
Total		290,342
Paper & Forest Products 0.0%
Boise Cascade Co.	390	12,195
Schweitzer-Mauduit International, Inc.	445	14,338
Verso Corp., Class A(b)	940	13,057
Total		39,590
Total Materials		459,097
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.0%
Alexander’s, Inc.	6	1,892
American Assets Trust, Inc.	285	8,071
Ashford Hospitality Trust, Inc.	2,000	1,645
CoreCivic, Inc.	290	3,805
CorEnergy Infrastructure Trust, Inc.	348	4,225
EastGroup Properties, Inc.	163	17,278
Independence Realty Trust, Inc.	790	7,955
Investors Real Estate Trust	198	12,401
Lexington Realty Trust	1,520	15,884
New Senior Investment Group, Inc.	2,175	7,199
Office Properties Income Trust	475	13,015
Piedmont Office Realty Trust, Inc.	370	6,419
PS Business Parks, Inc.	115	14,845
Retail Value, Inc.	865	12,516
Uniti Group, Inc.	1,850	13,061
Total		140,211
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	7,000	44,231
Consolidated-Tomoka Land Co.	44	1,849
Henderson Land Development Co., Ltd.	18,000	73,361
Kerry Properties Ltd.	2,000	5,524
Nomura Real Estate Holdings, Inc.	1,600	26,017
RE/MAX Holdings, Inc., Class A	55	1,446
RMR Group, Inc. (The), Class A	315	9,343
Sumitomo Realty & Development Co., Ltd.	400	10,713
Total		172,484
Total Real Estate		312,695
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	3,501	77,653
Enel SpA	1,036	7,076
Otter Tail Corp.	83	3,684
Portland General Electric Co.	371	17,359
Total		105,772
Gas Utilities 0.0%
Chesapeake Utilities Corp.	156	13,709
Naturgy Energy Group SA	3,581	63,267
Southwest Gas Holdings, Inc.	237	17,965
Total		94,941
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	8,837	24,078
Multi-Utilities 0.1%
AGL Energy Ltd.	5,932	65,104
Avista Corp.	363	15,623
NorthWestern Corp.	124	7,154
Unitil Corp.	226	11,370
Veolia Environnement SA	429	9,146
Total		108,397
Total Utilities		333,188
Total Common Stocks (Cost $8,783,521)		7,856,741

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Equity Funds 17.6%
	Shares	Value ($)
International 3.2%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	179,244	1,027,068
Columbia Emerging Markets Fund, Institutional 3 Class(a)	210,819	2,510,847
Columbia Overseas Core Fund, Institutional 3 Class(a)	312,859	2,568,575
Columbia Overseas Value Fund, Institutional 3 Class(a)	135,311	1,004,010
Total		7,110,500
U.S. Large Cap 14.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	139,718	3,550,243
Columbia Disciplined Core Fund, Institutional 3 Class(a)	832,407	9,081,554
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	684,465	6,180,722
Columbia Disciplined Value Fund, Institutional 3 Class(a)	813,300	6,311,209
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	478,809	6,636,284
Total		31,760,012
U.S. Small Cap 0.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	7,431	129,366
Total Equity Funds (Cost $39,300,338)		38,999,878

Fixed Income Funds 57.0%

Emerging Markets 1.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	266,681	2,664,141
High Yield 2.6%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	575,963	1,537,822
Columbia Income Opportunities Fund, Institutional 3 Class(a)	472,249	4,212,461
Total		5,750,283
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 53.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,440,180	15,640,353
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,030,508	10,356,603
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	306,906	2,792,843
Columbia Quality Income Fund, Institutional 3 Class(a)	5,718,686	31,109,654
Columbia Short Term Bond Fund, Institutional 3 Class(a)	1,577,716	15,130,295
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,430,924	13,236,046
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,392,579	29,596,207
Total		117,862,001
Total Fixed Income Funds (Cost $123,899,461)		126,276,425

Money Market Funds 16.2%

Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(c)	600,655	600,655
Columbia Short-Term Cash Fund, 0.519%(a),(c)	35,361,815	35,368,888
Total Money Market Funds (Cost $35,962,314)		35,969,543
Total Investments in Securities (Cost: $220,521,613)		219,740,659
Other Assets & Liabilities, Net		1,943,170
Net Assets		221,683,829

At April 30, 2020, securities and/or cash totaling $2,019,427 were pledged as collateral.
8	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
82,000 AUD	47,373 USD	JPMorgan	05/14/2020	—	(6,064)
19,000 CHF	19,707 USD	JPMorgan	05/14/2020	18	—
92,000 ILS	24,759 USD	JPMorgan	05/14/2020	—	(1,640)
6,258,000 JPY	58,109 USD	JPMorgan	05/14/2020	—	(214)
489,000 SEK	47,653 USD	JPMorgan	05/14/2020	—	(2,476)
97,428 USD	89,000 EUR	JPMorgan	05/14/2020	122	—
72,062 USD	62,000 GBP	JPMorgan	05/14/2020	6,030	—
13,776 USD	156,000 NOK	JPMorgan	05/14/2020	1,452	—
34,014 USD	48,000 SGD	JPMorgan	05/14/2020	26	—
Total				7,648	(10,394)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	11	06/2020	EUR	317,570	59,397	—
FTSE 100 Index	8	06/2020	GBP	470,800	74,297	—
FTSE/MIB Index	5	06/2020	EUR	439,025	68,542	—
U.S. Treasury 10-Year Note	160	06/2020	USD	22,250,000	705,394	—
U.S. Ultra Treasury Bond	35	06/2020	USD	7,867,344	509,204	—
Total					1,416,834	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(36)	06/2020	USD	(2,948,940)	—	(106,526)
MSCI Emerging Markets Index	(73)	06/2020	USD	(3,306,535)	—	(243,996)
Russell 2000 Index E-mini	(9)	06/2020	USD	(588,015)	—	(127,775)
Total					—	(478,297)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	3.359	USD	2,323,000	79,262	—	—	79,262	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.872	USD	15,184,000	109,073	—	—	109,073	—
Total								188,335	—	—	188,335	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	142,121	35,027	(177,148)	—	—	(151,450)	103,233	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	126,515	19,912	(6,709)	139,718	—	56,577	(248,285)	—	3,550,243
Columbia Contrarian Europe Fund, Institutional 3 Class
	137,376	43,684	(1,816)	179,244	—	2,211	(158,219)	—	1,027,068
Columbia Corporate Income Fund, Institutional 3 Class
	1,420,919	32,289	(13,028)	1,440,180	—	10,906	(72,314)	113,198	15,640,353
Columbia Disciplined Core Fund, Institutional 3 Class
	724,073	113,107	(4,773)	832,407	—	13,300	(651,353)	—	9,081,554
Columbia Disciplined Growth Fund, Institutional 3 Class
	625,902	101,218	(42,655)	684,465	—	69,579	(252,187)	—	6,180,722
Columbia Disciplined Value Fund, Institutional 3 Class
	692,679	125,673	(5,052)	813,300	—	(1,717)	(879,796)	—	6,311,209
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	244,630	23,333	(1,282)	266,681	—	412	(368,854)	21,407	2,664,141
Columbia Emerging Markets Fund, Institutional 3 Class
	173,927	37,832	(940)	210,819	—	4,833	(336,201)	—	2,510,847
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	294,114	456,241	(149,700)	600,655	—	—	—	633	600,655
Columbia High Yield Bond Fund, Institutional 3 Class
	566,524	9,439	—	575,963	—	—	(170,338)	20,754	1,537,822
Columbia Income Opportunities Fund, Institutional 3 Class
	438,360	36,145	(2,256)	472,249	—	456	(493,682)	48,820	4,212,461
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	445,335	5,740	(451,075)	—	—	221,733	(243,661)	34,288	—
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,028,589	11,034	(9,115)	1,030,508	—	(1,101)	(102,746)	57,082	10,356,603
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	300,559	9,179	(2,832)	306,906	—	(325)	(320,281)	25,020	2,792,843
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	240,131	—	—	240,131	—	—	(84,045)	—	1,683,318
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,026,332	13,709	—	1,040,041	—	—	(1,098,978)	118,839	8,954,754
Columbia Overseas Core Fund, Institutional 3 Class
	257,682	58,302	(3,125)	312,859	—	(556)	(359,920)	—	2,568,575
Columbia Overseas Value Fund, Institutional 3 Class
	92,414	44,266	(1,369)	135,311	—	(1,000)	(165,977)	—	1,004,010
Columbia Quality Income Fund, Institutional 3 Class
	5,761,087	57,840	(100,241)	5,718,686	—	2,874	(919,764)	206,917	31,109,654
10	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	426,372	67,004	(14,567)	478,809	—	50,725	(441,117)	—	6,636,284
Columbia Short Term Bond Fund, Institutional 3 Class
	1,565,322	26,580	(14,186)	1,577,716	—	(65)	(705,354)	116,812	15,130,295
Columbia Short-Term Cash Fund, 0.519%
	29,872,121	10,806,348	(5,316,654)	35,361,815	—	76	6,259	86,830	35,368,888
Columbia Small Cap Index Fund, Institutional 3 Class
	7,431	—	—	7,431	—	—	(34,330)	—	129,366
Columbia Total Return Bond Fund, Institutional 3 Class
	1,433,388	12,518	(14,982)	1,430,924	—	(621)	(172,659)	80,360	13,236,046
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	2,531,402	13,556	(152,379)	2,392,579	—	117,310	1,545,953	134,980	29,596,207
Total					—	394,157	(6,624,616)	1,065,940	211,883,918

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2020	11

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.8%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,286,690
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,304,149	19,838,724
Total Alternative Strategies Funds (Cost $27,248,344)		23,125,414

Common Stocks 2.5%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Cogent Communications Holdings, Inc.	258	21,628
Nippon Telegraph & Telephone Corp.	4,400	100,204
Total		121,832
Entertainment 0.1%
Nintendo Co., Ltd.	300	123,877
Square Enix Holdings Co., Ltd.	2,600	106,564
Total		230,441
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	3,950	10,981
Meet Group, Inc. (The)(b)	1,600	9,872
Yelp, Inc.(b)	95	2,123
Total		22,976
Media 0.0%
Gray Television, Inc.(b)	620	7,198
National CineMedia, Inc.	1,475	4,868
TechTarget, Inc.(b)	930	21,688
Telenet Group Holding NV	805	33,622
WPP PLC	9,730	75,496
Total		142,872
Wireless Telecommunication Services 0.0%
Gogo(b)	1,550	2,527
KDDI Corp.	900	26,068
Total		28,595
Total Communication Services		546,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components 0.0%
Modine Manufacturing Co.(b)	975	4,514
Valeo SA	2,444	56,024
Total		60,538
Automobiles 0.1%
Fiat Chrysler Automobiles NV	10,600	91,944
Peugeot SA	5,818	82,474
Total		174,418
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	1,010	22,190
Perdoceo Education Corp.(b)	1,370	17,810
Strategic Education, Inc.	61	9,717
WW International, Inc.(b)	225	5,740
Total		55,457
Hotels, Restaurants & Leisure 0.0%
Brinker International, Inc.	350	8,148
Dine Brands Global, Inc.	195	8,656
Marriott Vacations Worldwide Corp.	267	22,161
Papa John’s International, Inc.	50	3,596
SeaWorld Entertainment, Inc.(b)	935	13,735
Total		56,296
Household Durables 0.1%
Berkeley Group Holdings PLC	2,554	134,067
M/I Homes, Inc.(b)	475	12,093
Meritage Homes Corp.(b)	50	2,628
Sekisui House Ltd.	6,900	118,368
Sony Corp.	1,700	109,402
Taylor Morrison Home Corp., Class A(b)	1,310	19,060
TopBuild Corp.(b)	204	19,011
Total		414,629
Internet & Direct Marketing Retail 0.0%
PetMed Express, Inc.	265	10,486
Stamps.com, Inc.(b)	148	23,424
Total		33,910
12	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	635	21,831
MasterCraft Boat Holdings, Inc.(b)	570	5,957
Sankyo Co., Ltd.	3,700	101,589
Total		129,377
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	4,600	89,119
Next PLC	375	22,327
Total		111,446
Specialty Retail 0.0%
Buckle, Inc. (The)	870	13,320
Cato Corp. (The), Class A	340	3,828
Genesco, Inc.(b)	475	8,992
GNC Holdings, Inc., Class A(b)	4,200	2,417
Hennes & Mauritz	3,046	41,638
Hibbett Sports, Inc.(b)	850	13,115
Lithia Motors, Inc., Class A	185	20,454
Restoration Hardware Holdings, Inc.(b)	121	17,397
Sleep Number Corp.(b)	415	12,408
Sportsman’s Warehouse Holdings, Inc.(b)	2,325	16,647
Zumiez, Inc.(b)	605	12,790
Total		163,006
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp.(b)	92	13,686
Pandora A/S	3,245	115,387
Yue Yuen Industrial Holdings Ltd.	27,500	43,867
Total		172,940
Total Consumer Discretionary		1,372,017
Consumer Staples 0.3%
Beverages 0.1%
Carlsberg A/S, Class B	944	119,088
Coca-Cola European Partners PLC	2,692	106,711
Total		225,799
Food & Staples Retailing 0.1%
Coles Group Ltd.	12,691	127,263
Ingles Markets, Inc., Class A	485	19,803
Koninklijke Ahold Delhaize NV	5,004	121,499
Metro AG	4,948	43,232
Common Stocks (continued)
Issuer	Shares	Value ($)
SpartanNash Co.	1,390	23,838
Welcia Holdings Co., Ltd.	1,100	79,858
Total		415,493
Food Products 0.0%
John B. Sanfilippo & Son, Inc.	244	20,040
Nestlé SA, Registered Shares	972	102,944
Yamazaki Baking Co., Ltd	500	8,842
Total		131,826
Household Products 0.0%
Essity AB, Class B(b)	1,257	40,719
Personal Products 0.0%
Edgewell Personal Care Co.(b)	490	13,529
Medifast, Inc.	283	21,474
Unilever PLC	178	9,166
Usana Health Sciences, Inc.(b)	275	24,535
Total		68,704
Tobacco 0.1%
British American Tobacco PLC	4,691	180,811
Japan Tobacco, Inc.	900	16,761
Swedish Match AB	2,299	142,070
Vector Group Ltd.	525	5,618
Total		345,260
Total Consumer Staples		1,227,801
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	190	4,904
Helix Energy Solutions Group, Inc.(b)	1,900	4,826
Matrix Service Co.(b)	1,230	12,841
Total		22,571
Oil, Gas & Consumable Fuels 0.1%
CVR Energy, Inc.	865	20,630
Delek U.S. Holdings, Inc.	390	9,106
DHT Holdings, Inc.	1,225	8,893
Dorian LPG Ltd.(b)	240	2,278
ENI SpA	3,158	30,084
OMV AG	834	27,232
Royal Dutch Shell PLC, Class B	10,692	171,164
Santos Ltd.	14,436	45,904

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
W&T Offshore, Inc.(b)	1,050	2,909
World Fuel Services Corp.	395	9,875
Total		328,075
Total Energy		350,646
Financials 0.4%
Banks 0.1%
Banco Bilbao Vizcaya Argentaria SA	6,873	22,466
Bancorp, Inc. (The)(b)	2,225	15,508
Bank Leumi Le-Israel BM	11,468	61,791
BNP Paribas SA	3,108	97,642
Carolina Financial Corp.	135	4,567
Chiba Bank Ltd. (The)	6,000	27,840
ConnectOne Bancorp, Inc.	650	9,711
Customers Bancorp, Inc.(b)	1,151	14,687
DBS Group Holdings Ltd.	3,800	53,501
First BanCorp	3,200	18,656
Fulton Financial Corp.	1,120	13,093
Great Southern Bancorp, Inc.	300	12,771
Hilltop Holdings, Inc.	1,240	23,932
Independent Bank Corp.	500	7,345
International Bancshares Corp.	745	21,598
Investors Bancorp, Inc.	2,550	23,740
Mediobanca Banca di Credito Finanziario SpA	11,594	67,402
Metropolitan Bank Holding Corp.(b)	75	1,882
Midland States Bancorp, Inc.	540	8,759
MidWestOne Financial Group, Inc.	190	3,965
Nicolet Bankshares, Inc.(b)	185	10,179
OFG Bancorp	1,260	15,851
Pacific Premier Bancorp, Inc.	950	20,282
Preferred Bank	350	13,352
QCR Holdings, Inc.	480	14,774
Raiffeisen Bank International AG	2,303	39,750
Sumitomo Mitsui Trust Holdings, Inc.	2,900	84,439
United Community Banks, Inc.	540	11,418
Total		720,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.1%
3i Group PLC	10,714	105,253
Artisan Partners Asset Management, Inc., Class A	880	25,907
Cohen & Steers, Inc.	440	25,406
Federated Hermes, Inc., Class B	990	22,542
Houlihan Lokey, Inc.	55	3,266
Nomura Holdings, Inc.	29,200	121,169
Standard Life Aberdeen PLC	3,582	9,921
Waddell & Reed Financial, Inc., Class A	1,500	21,825
Total		335,289
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	615	15,978
Enova International, Inc.(b)	1,020	16,361
Regional Management Corp.(b)	895	14,266
Total		46,605
Insurance 0.2%
Ageas	1,533	55,256
Allianz SE, Registered Shares	986	181,455
American Equity Investment Life Holding Co.	500	10,510
AMERISAFE, Inc.	38	2,419
Assicurazioni Generali SpA	7,198	102,691
CNP Assurances(b)	6,643	68,534
Dai-ichi Life Holdings, Inc.	3,500	43,863
Employers Holdings, Inc.	560	17,007
Enstar Group Ltd.(b)	116	16,776
Genworth Financial, Inc., Class A(b)	2,850	10,345
Hallmark Financial Services, Inc.(b)	575	2,484
Japan Post Insurance Co., Ltd.	6,100	77,938
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	73	15,989
Selective Insurance Group, Inc.	75	3,760
Swiss Life Holding AG, Registered Shares	332	117,735
Total		726,762
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Invesco Mortgage Capital, Inc.	1,365	4,150

14	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	745	20,353
Federal Agricultural Mortgage Corp.	334	22,254
Flagstar Bancorp, Inc.	880	22,801
Meridian Bancorp, Inc.	650	7,657
Meta Financial Group, Inc.	765	14,091
NMI Holdings, Inc., Class A(b)	1,000	13,520
Radian Group, Inc.	1,570	23,519
Total		124,195
Total Financials		1,957,902
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	600	28,986
Acceleron Pharma, Inc.(b)	110	9,958
Arcutis Biotherapeutics, Inc.(b)	476	14,147
Arena Pharmaceuticals, Inc.(b)	540	26,444
Arrowhead Pharmaceuticals, Inc.(b)	220	7,575
Atara Biotherapeutics, Inc.(b)	440	3,648
BeiGene Ltd., ADR(b)	182	27,815
Black Diamond Therapeutics, Inc.(b)	412	15,260
bluebird bio, Inc.(b)	168	9,052
Blueprint Medicines Corp.(b)	200	11,766
CSL Ltd.	164	32,690
Dynavax Technologies Corp.(b)	2,030	8,627
Fate Therapeutics, Inc.(b)	480	13,142
Gossamer Bio, Inc.(b)	420	5,468
Immunomedics, Inc.(b)	1,380	41,924
Insmed, Inc.(b)	738	16,974
Karuna Therapeutics, Inc.(b)	45	3,739
Mirati Therapeutics, Inc.(b)	175	14,882
Precision BioSciences, Inc.(b)	796	5,476
Revolution Medicines, Inc.(b)	617	19,294
Rubius Therapeutics, Inc.(b)	630	3,811
Sage Therapeutics, Inc.(b)	286	11,148
Sarepta Therapeutics, Inc.(b)	117	13,792
SpringWorks Therapeutics, Inc.(b)	602	18,217
TCR2 Therapeutics, Inc.(b)	790	7,537
Turning Point Therapeutics, Inc.(b)	300	15,453
Common Stocks (continued)
Issuer	Shares	Value ($)
Ultragenyx Pharmaceutical, Inc.(b)	120	7,252
uniQure NV(b)	235	14,955
Total		409,032
Health Care Equipment & Supplies 0.0%
CONMED Corp.	63	4,656
Hoya Corp.	500	45,597
Integer Holdings Corp.(b)	370	27,550
Invacare Corp.	550	4,136
Lantheus Holdings, Inc.(b)	1,510	19,706
Natus Medical, Inc.(b)	870	21,741
NuVasive, Inc.(b)	200	12,176
Quidel Corp.(b)	250	34,750
Varex Imaging Corp.(b)	790	20,643
Total		190,955
Health Care Providers & Services 0.0%
Corvel Corp.(b)	170	8,957
Cross Country Healthcare, Inc.(b)	1,300	8,177
Magellan Health, Inc.(b)	410	24,899
Medipal Holdings Corp.	3,800	73,307
Owens & Minor, Inc.	3,075	21,771
Providence Service Corp. (The)(b)	130	7,541
Tenet Healthcare Corp.(b)	270	5,449
Total		150,101
Health Care Technology 0.0%
HealthStream, Inc.(b)	815	18,602
Omnicell, Inc.(b)	385	28,067
Teladoc Health, Inc.(b)	43	7,077
Total		53,746
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	321	25,635
Syneos Health, Inc.(b)	560	31,242
Total		56,877
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	390	5,944
Amneal Pharmaceuticals, Inc.(b)	2,450	8,893
Amphastar Pharmaceuticals, Inc.(b)	980	16,611
Astellas Pharma, Inc.	9,900	163,738
Bayer AG, Registered Shares	1,527	100,430

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Daiichi Sankyo Co., Ltd.	300	20,622
Dainippon Sumitomo Pharma Co., Ltd.	2,600	35,973
GlaxoSmithKline PLC	8,795	183,487
GW Pharmaceuticals PLC, ADR(b)	163	16,323
Novartis AG, Registered Shares	2,985	254,735
Odonate Therapeutics, Inc.(b)	475	13,371
Orion Oyj, Class B(b)	516	26,222
Phibro Animal Health Corp., Class A	745	19,899
Prestige Consumer Healthcare, Inc.(b)	640	26,042
Reata Pharmaceuticals, Inc., Class A(b)	144	22,775
Roche Holding AG, Genusschein Shares	892	308,897
Supernus Pharmaceuticals, Inc.(b)	325	7,605
Total		1,231,567
Total Health Care		2,092,278
Industrials 0.4%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	315	15,155
Radiant Logistics, Inc.(b)	2,750	11,770
Total		26,925
Building Products 0.0%
American Woodmark Corp.(b)	292	15,012
Builders FirstSource, Inc.(b)	1,360	24,956
Caesarstone Ltd.	1,845	18,099
CSW Industrials, Inc.	312	20,667
Gibraltar Industries, Inc.(b)	535	24,770
Insteel Industries, Inc.	910	15,989
Quanex Building Products Corp.	1,525	19,017
Total		138,510
Commercial Services & Supplies 0.0%
Brady Corp., Class A	540	23,511
Herman Miller, Inc.	655	14,764
HNI Corp.	755	18,377
Tetra Tech, Inc.	52	3,914
Total		60,566
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	3,919	98,000
Aegion Corp.(b)	190	3,050
Bouygues SA	3,430	105,535
Eiffage SA	650	53,119
EMCOR Group, Inc.	97	6,162
Great Lakes Dredge & Dock Corp.(b)	2,320	20,509
MasTec, Inc.(b)	565	20,283
Obayashi Corp.	1,500	13,111
Shimizu Corp.	13,300	102,145
Skanska AB, Class B(b)	7,304	138,964
Total		560,878
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	785	19,107
Schneider Electric SE	1,806	166,897
Thermon(b)	350	5,348
Total		191,352
Machinery 0.1%
GEA Group AG(b)	4,554	104,505
KONE OYJ, Class B	436	26,402
Lydall, Inc.(b)	870	9,744
Mueller Industries, Inc.	930	24,087
Rexnord Corp.	870	23,725
SPX Corp.(b)	550	20,971
Total		209,434
Marine 0.0%
Costamare, Inc.	2,900	14,558
Kuehne & Nagel International AG	268	38,335
Total		52,893
Professional Services 0.1%
Adecco Group AG, Registered Shares	2,737	119,773
Barrett Business Services, Inc.	303	14,823
FTI Consulting, Inc.(b)	123	15,665
Heidrick & Struggles International, Inc.	770	17,279
Kforce, Inc.	765	22,912
Wolters Kluwer NV	817	60,093
Total		250,545

16	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.0%
ArcBest Corp.	460	9,370
Aurizon Holdings Ltd.	37,921	115,198
Total		124,568
Trading Companies & Distributors 0.1%
BMC Stock Holdings, Inc.(b)	1,120	23,800
Foundation Building Materials, Inc.(b)	1,210	14,157
GMS, Inc.(b)	1,225	22,515
ITOCHU Corp.	6,400	125,473
MRC Global, Inc.(b)	2,655	14,231
Veritiv Corp.(b)	1,810	16,960
Total		217,136
Total Industrials		1,832,807
Information Technology 0.2%
Communications Equipment 0.0%
Comtech Telecommunications Corp.	355	6,571
Electronic Equipment, Instruments & Components 0.0%
Benchmark Electronics, Inc.	1,000	20,660
Hitachi High-Tech Corp.	500	37,236
Hitachi Ltd.	2,300	68,263
Methode Electronics, Inc.	815	24,466
Plexus Corp.(b)	380	23,822
Rogers Corp.(b)	239	26,539
Sanmina Corp.(b)	910	25,234
Scansource, Inc.(b)	820	21,254
Vishay Intertechnology, Inc.	1,600	26,544
Vishay Precision Group, Inc.(b)	415	9,595
Total		283,613
IT Services 0.1%
Capgemini SE	990	93,071
Cass Information Systems, Inc.	102	4,091
EVERTEC, Inc.	865	21,919
ExlService Holdings, Inc.(b)	100	6,173
Hackett Group	1,270	18,834
KBR, Inc.	810	16,411
MAXIMUS, Inc.	287	19,321
NEC Corp.	300	11,512
NIC, Inc.	995	24,109
Common Stocks (continued)
Issuer	Shares	Value ($)
Nomura Research Institute Ltd.	5,400	132,197
Perspecta, Inc.	1,350	29,119
TTEC Holdings, Inc.	555	21,634
Wirecard AG	80	7,917
Total		406,308
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	1,400	67,930
Amkor Technology, Inc.(b)	2,270	22,428
ASM Pacific Technology Ltd.	3,100	31,325
Formfactor, Inc.(b)	210	4,893
STMicroelectronics NV	485	12,489
Synaptics, Inc.(b)	422	27,594
Tokyo Electron Ltd.	600	127,789
Ultra Clean Holdings, Inc.(b)	1,160	21,332
Xperi Corp.	1,470	22,462
Total		338,242
Software 0.0%
American Software, Inc., Class A	590	9,723
Check Point Software Technologies Ltd.(b)	390	41,239
j2 Global, Inc.	380	30,643
MicroStrategy, Inc., Class A(b)	27	3,411
Progress Software Corp.	645	26,387
Qualys, Inc.(b)	281	29,629
SecureWorks Corp., Class A(b)	200	2,276
SPS Commerce, Inc.(b)	498	27,644
Total		170,952
Total Information Technology		1,205,686
Materials 0.1%
Chemicals 0.0%
Chase Corp.	93	8,766
Covestro AG	1,833	61,573
Innospec, Inc.	237	17,187
Koppers Holdings, Inc.(b)	185	2,916
Mitsubishi Chemical Holdings Corp.	2,100	11,935
Nitto Denko Corp.	500	24,977
Yara International ASA	654	22,213
Total		149,567

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.0%
CRH PLC	1,447	43,900
Forterra, Inc.(b)	1,110	9,057
Total		52,957
Metals & Mining 0.1%
Anglo American PLC	2,644	47,024
BHP Group Ltd.	4,277	87,312
Commercial Metals Co.	1,420	22,635
Fortescue Metals Group Ltd.	15,783	120,618
Rio Tinto PLC	3,639	168,917
Total		446,506
Paper & Forest Products 0.0%
Boise Cascade Co.	645	20,169
Schweitzer-Mauduit International, Inc.	740	23,843
Verso Corp., Class A(b)	1,550	21,529
Total		65,541
Total Materials		714,571
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.0%
Alexander’s, Inc.	10	3,153
American Assets Trust, Inc.	470	13,310
Ashford Hospitality Trust, Inc.	3,400	2,796
CoreCivic, Inc.	480	6,297
CorEnergy Infrastructure Trust, Inc.	583	7,078
EastGroup Properties, Inc.	267	28,302
Independence Realty Trust, Inc.	1,310	13,192
Investors Real Estate Trust	328	20,543
Lexington Realty Trust	2,515	26,282
New Senior Investment Group, Inc.	3,600	11,916
Office Properties Income Trust	780	21,372
Piedmont Office Realty Trust, Inc.	620	10,757
PS Business Parks, Inc.	190	24,527
Retail Value, Inc.	1,420	20,547
Uniti Group, Inc.	3,075	21,709
Total		231,781
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	10,500	66,347
Consolidated-Tomoka Land Co.	75	3,152
Henderson Land Development Co., Ltd.	27,000	110,041
Kerry Properties Ltd.	3,000	8,286
Nomura Real Estate Holdings, Inc.	2,400	39,025
RE/MAX Holdings, Inc., Class A	95	2,498
RMR Group, Inc. (The), Class A	526	15,601
Sumitomo Realty & Development Co., Ltd.	600	16,070
Total		261,020
Total Real Estate		492,801
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	5,355	118,775
Enel SpA	1,582	10,806
Otter Tail Corp.	135	5,991
Portland General Electric Co.	616	28,823
Total		164,395
Gas Utilities 0.0%
Chesapeake Utilities Corp.	256	22,497
Naturgy Energy Group SA	5,480	96,818
Southwest Gas Holdings, Inc.	395	29,941
Total		149,256
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	13,517	36,830
Multi-Utilities 0.1%
AGL Energy Ltd.	9,077	99,620
Avista Corp.	605	26,039
NorthWestern Corp.	205	11,827
Unitil Corp.	375	18,866
Veolia Environnement SA	656	13,985
Total		170,337
Total Utilities		520,818
Total Common Stocks (Cost $13,795,512)		12,314,043

18	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Equity Funds 28.0%
	Shares	Value ($)
International 6.4%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	1,626,113	9,317,626
Columbia Emerging Markets Fund, Institutional 3 Class(a)	465,363	5,542,479
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,187,636	9,750,487
Columbia Overseas Value Fund, Institutional 3 Class(a)	652,019	4,837,979
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	117,699	1,091,074
Total		30,539,645
U.S. Large Cap 20.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	561,125	14,258,198
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,248,145	24,527,263
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,357,887	12,261,715
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,768,754	21,485,528
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	181,483	8,304,673
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,334,189	18,491,863
Total		99,329,240
U.S. Small Cap 0.9%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	256,808	4,471,024
Total Equity Funds (Cost $139,491,089)		134,339,909

Fixed Income Funds 48.9%

Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	861,786	8,609,239
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 3.4%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,853,521	16,533,410
Investment Grade 43.7%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,218,395	24,091,771
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,117,249	11,228,347
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	738,844	6,723,482
Columbia Quality Income Fund, Institutional 3 Class(a)	11,946,600	64,989,504
Columbia Short Term Bond Fund, Institutional 3 Class(a)	2,478,209	23,766,020
Columbia Total Return Bond Fund, Institutional 3 Class(a)	2,702,151	24,994,899
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,360,831	53,943,484
Total		209,737,507
Total Fixed Income Funds (Cost $232,276,423)		234,880,156

Money Market Funds 14.5%

Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(c)	1,165,683	1,165,683
Columbia Short-Term Cash Fund, 0.519%(a),(c)	68,341,054	68,354,722
Total Money Market Funds (Cost $69,502,953)		69,520,405
Total Investments in Securities (Cost: $482,314,321)		474,179,927
Other Assets & Liabilities, Net		6,097,838
Net Assets		480,277,765

At April 30, 2020, securities and/or cash totaling $6,719,886 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
126,000 AUD	72,793 USD	JPMorgan	05/14/2020	—	(9,318)
29,000 CHF	30,079 USD	JPMorgan	05/14/2020	27	—
141,000 ILS	37,945 USD	JPMorgan	05/14/2020	—	(2,514)
9,572,000 JPY	88,881 USD	JPMorgan	05/14/2020	—	(327)
748,000 SEK	72,893 USD	JPMorgan	05/14/2020	—	(3,787)
148,878 USD	136,000 EUR	JPMorgan	05/14/2020	187	—
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
109,256 USD	94,000 GBP	JPMorgan	05/14/2020	9,142	—
21,105 USD	239,000 NOK	JPMorgan	05/14/2020	2,224	—
52,438 USD	74,000 SGD	JPMorgan	05/14/2020	41	—
Total				11,621	(15,946)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	122	06/2020	EUR	3,522,140	658,763	—
FTSE 100 Index	53	06/2020	GBP	3,119,050	492,215	—
FTSE/MIB Index	16	06/2020	EUR	1,404,880	219,336	—
Russell 2000 Index E-mini	8	06/2020	USD	522,680	112,202	—
Russell 2000 Index E-mini	1	06/2020	USD	65,335	10,072	—
S&P 500 Index E-mini	124	06/2020	USD	17,994,880	2,880,027	—
U.S. Treasury 10-Year Note	290	06/2020	USD	40,328,125	1,215,610	—
U.S. Ultra Treasury Bond	63	06/2020	USD	14,161,219	877,984	—
Total					6,466,209	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(56)	06/2020	USD	(4,587,240)	—	(16,787)
MSCI Emerging Markets Index	(246)	06/2020	USD	(11,142,570)	—	(702,353)
Total					—	(719,140)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	3.359	USD	5,385,000	183,739	—	—	183,739	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.872	USD	32,800,000	234,399	—	—	234,399	—
Total								418,138	—	—	418,138	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
20	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	438,167	28,886	(467,053)	—	—	(625,769)	487,458	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	550,264	13,253	(2,392)	561,125	—	19,783	(1,133,932)	—	14,258,198
Columbia Contrarian Europe Fund, Institutional 3 Class
	1,580,642	54,254	(8,783)	1,626,113	—	(3,055)	(1,920,229)	—	9,317,626
Columbia Corporate Income Fund, Institutional 3 Class
	2,271,223	17,943	(70,771)	2,218,395	—	31,054	(180,557)	178,038	24,091,771
Columbia Disciplined Core Fund, Institutional 3 Class
	2,227,395	50,398	(29,648)	2,248,145	—	68,727	(2,407,367)	—	24,527,263
Columbia Disciplined Growth Fund, Institutional 3 Class
	1,367,022	26,687	(35,822)	1,357,887	—	49,300	(700,309)	—	12,261,715
Columbia Disciplined Value Fund, Institutional 3 Class
	2,683,966	112,736	(27,948)	2,768,754	—	(20,757)	(3,661,112)	—	21,485,528
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	856,091	15,295	(9,600)	861,786	—	(19,200)	(1,277,391)	72,465	8,609,239
Columbia Emerging Markets Fund, Institutional 3 Class
	452,667	14,664	(1,968)	465,363	—	9,941	(927,752)	—	5,542,479
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	1,026,952	401,356	(262,625)	1,165,683	—	—	—	1,743	1,165,683
Columbia Income Opportunities Fund, Institutional 3 Class
	1,835,156	27,100	(8,735)	1,853,521	—	404	(2,068,591)	199,299	16,533,410
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	513,693	3,818	(517,511)	—	—	268,170	(296,874)	38,063	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	186,455	4,366	(9,338)	181,483	—	140,522	(348,712)	—	8,304,673
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,160,992	7,783	(51,526)	1,117,249	—	(16,231)	(109,102)	63,299	11,228,347
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	752,800	11,568	(25,524)	738,844	—	(1,364)	(775,520)	61,014	6,723,482
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(164,100)	—	3,286,690
Columbia Multi-Asset Income Fund, Institutional 3 Class
	2,273,778	30,372	(1)	2,304,149	—	—	(2,434,720)	263,280	19,838,724
Columbia Overseas Core Fund, Institutional 3 Class
	1,174,247	31,881	(18,492)	1,187,636	—	(25,630)	(1,822,721)	—	9,750,487
Columbia Overseas Value Fund, Institutional 3 Class
	627,708	27,929	(3,618)	652,019	—	4,634	(1,221,789)	—	4,837,979
Columbia Pacific/Asia Fund, Institutional 3 Class
	106,050	12,480	(831)	117,699	—	1,001	(84,909)	—	1,091,074
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Quality Income Fund, Institutional 3 Class
	12,511,634	87,498	(652,532)	11,946,600	—	49,904	(1,975,049)	440,946	64,989,504
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	1,329,806	30,942	(26,559)	1,334,189	—	111,024	(1,621,023)	—	18,491,863
Columbia Short Term Bond Fund, Institutional 3 Class
	2,551,298	20,392	(93,481)	2,478,209	—	(5,675)	(1,128,148)	187,150	23,766,020
Columbia Short-Term Cash Fund, 0.519%
	63,837,700	30,859,122	(26,355,768)	68,341,054	—	795	14,328	177,902	68,354,722
Columbia Small Cap Index Fund, Institutional 3 Class
	256,808	—	—	256,808	—	—	(1,186,452)	—	4,471,024
Columbia Total Return Bond Fund, Institutional 3 Class
	2,830,573	18,393	(146,815)	2,702,151	—	8,377	(351,593)	155,498	24,994,899
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,755,667	23,229	(418,065)	4,360,831	—	360,755	2,750,296	249,674	53,943,484
Total					—	406,710	(24,545,870)	2,088,371	461,865,884

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,341,816	4,696,356
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,858	3,286,690
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	4,394,942	37,840,445
Total Alternative Strategies Funds (Cost $54,449,831)		45,823,491

Common Stocks 2.0%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Cogent Communications Holdings, Inc.	1,280	107,302
Hellenic Telecommunications Organization SA	2,931	38,723
Nippon Telegraph & Telephone Corp.	6,200	141,196
Ooredoo QPSC	11,626	20,339
Telekom Malaysia Bhd	58,200	54,321
Total		361,881
Entertainment 0.0%
Square Enix Holdings Co., Ltd.	1,000	40,986
Toho Co., Ltd.	1,400	45,847
Total		86,833
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	19,600	54,488
Meet Group, Inc. (The)(b)	7,900	48,743
Momo, Inc., ADR	2,240	53,939
Tencent Holdings Ltd.	1,100	57,827
Yelp, Inc.(b)	475	10,616
Total		225,613
Media 0.0%
Gray Television, Inc.(b)	3,050	35,411
Informa PLC	3,403	18,798
National CineMedia, Inc.	7,300	24,090
TechTarget, Inc.(b)	4,625	107,855
WPP PLC	8,281	64,253
Total		250,407
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Advanced Info Service PCL	9,800	59,691
Gogo(b)	7,800	12,714
Total		72,405
Total Communication Services		997,139
Consumer Discretionary 0.2%
Auto Components 0.0%
Hyundai Mobis Co., Ltd.	52	7,352
Magna International, Inc.	3,272	127,500
Modine Manufacturing Co.(b)	4,750	21,992
Total		156,844
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	144,000	62,999
Fiat Chrysler Automobiles NV	1,084	9,402
Peugeot SA	5,866	83,154
Total		155,555
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	5,000	109,850
Perdoceo Education Corp.(b)	6,750	87,750
Strategic Education, Inc.	300	47,790
WW International, Inc.(b)	1,125	28,699
Total		274,089
Hotels, Restaurants & Leisure 0.0%
Brinker International, Inc.	1,725	40,158
Dine Brands Global, Inc.	955	42,393
Marriott Vacations Worldwide Corp.	1,320	109,560
Papa John’s International, Inc.	240	17,261
SeaWorld Entertainment, Inc.(b)	4,625	67,941
Sodexo SA	306	24,463
Total		301,776
Household Durables 0.1%
Berkeley Group Holdings PLC	838	43,989
M/I Homes, Inc.(b)	2,325	59,195
Meritage Homes Corp.(b)	240	12,614
Sekisui House Ltd.	6,700	114,937
Sony Corp.	2,700	173,756
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taylor Morrison Home Corp., Class A(b)	6,450	93,847
TopBuild Corp.(b)	1,010	94,122
Total		592,460
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	406	82,284
PetMed Express, Inc.	1,325	52,430
Stamps.com, Inc.(b)	730	115,537
Total		250,251
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	3,125	107,437
MasterCraft Boat Holdings, Inc.(b)	2,850	29,783
Total		137,220
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	2,400	46,497
Next PLC	316	18,814
Total		65,311
Specialty Retail 0.1%
Buckle, Inc. (The)	4,300	65,833
Cato Corp. (The), Class A	1,700	19,142
Genesco, Inc.(b)	2,350	44,485
GNC Holdings, Inc., Class A(b)	20,500	11,798
Hennes & Mauritz	5,163	70,576
Hibbett Sports, Inc.(b)	4,200	64,806
Lithia Motors, Inc., Class A	910	100,610
Restoration Hardware Holdings, Inc.(b)	595	85,549
Sleep Number Corp.(b)	2,050	61,295
Sportsman’s Warehouse Holdings, Inc.(b)	11,500	82,340
Zumiez, Inc.(b)	3,000	63,420
Total		669,854
Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	113	25,870
Deckers Outdoor Corp.(b)	455	67,686
Pandora A/S	2,833	100,737
Total		194,293
Total Consumer Discretionary		2,797,653
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	2,505	99,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Coles Group Ltd.	5,591	56,066
Ingles Markets, Inc., Class A	2,400	97,992
Koninklijke Ahold Delhaize NV	6,087	147,795
Lawson, Inc.	1,000	51,980
Loblaw Companies Ltd.	100	4,921
SpartanNash Co.	6,850	117,477
Welcia Holdings Co., Ltd.	1,100	79,858
Total		556,089
Food Products 0.0%
JBS SA	10,800	47,169
John B. Sanfilippo & Son, Inc.	1,210	99,377
Nestlé SA, Registered Shares	110	11,650
Tingyi Cayman Islands Holding Corp.	8,000	14,201
Uni-President Enterprises Corp.	23,000	53,553
Total		225,950
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV	6,745	9,529
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,425	66,954
Medifast, Inc.	1,400	106,232
Usana Health Sciences, Inc.(b)	1,360	121,339
Total		294,525
Tobacco 0.0%
British American Tobacco PLC	4,083	157,376
PT Gudang Garam Tbk	1,600	4,864
Swedish Match AB	2,342	144,727
Vector Group Ltd.	2,625	28,088
Total		335,055
Total Consumer Staples		1,520,446
Energy 0.0%
Energy Equipment & Services 0.0%
DMC Global Inc	925	23,874
Helix Energy Solutions Group, Inc.(b)	9,400	23,876
Matrix Service Co.(b)	6,100	63,684
Total		111,434

24	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.0%
Canadian Natural Resources Ltd.	2,000	33,493
Cenovus Energy, Inc.	1,000	3,628
China Coal Energy Co., Ltd., Class H	40,000	10,701
Coal India Ltd.	39,581	77,398
CVR Energy, Inc.	4,275	101,959
Delek U.S. Holdings, Inc.	1,900	44,365
DHT Holdings, Inc.	6,100	44,286
Dorian LPG Ltd.(b)	1,200	11,388
ENI SpA	3,412	32,504
Imperial Oil Ltd.	1,700	27,467
Lukoil PJSC	438	28,263
Lundin Energy AB	485	12,479
Motor Oil Hellas Corinth Refineries SA	296	4,386
OMV AG	660	21,550
Royal Dutch Shell PLC, Class B	358	5,731
Suncor Energy, Inc.	5,000	89,155
W&T Offshore, Inc.(b)	5,200	14,404
World Fuel Services Corp.	1,950	48,750
Yanzhou Coal Mining Co., Ltd., Class H	100,000	75,976
Total		687,883
Total Energy		799,317
Financials 0.3%
Banks 0.2%
Bancorp, Inc. (The)(b)	11,000	76,670
Bank Leumi Le-Israel BM	2,473	13,325
BNP Paribas SA	3,296	103,548
Carolina Financial Corp.	675	22,835
China Minsheng Banking Corp. Ltd., Class H	74,000	55,123
ConnectOne Bancorp, Inc.	3,250	48,555
Customers Bancorp, Inc.(b)	5,650	72,094
First BanCorp	15,800	92,114
Fulton Financial Corp.	5,500	64,295
Great Southern Bancorp, Inc.	1,475	62,791
Hilltop Holdings, Inc.	6,150	118,695
Independent Bank Corp.	2,450	35,991
International Bancshares Corp.	3,665	106,248
Investors Bancorp, Inc.	12,500	116,375
Masraf Al Rayan QSC	22,385	23,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Mediobanca Banca di Credito Finanziario SpA	9,335	54,269
Metropolitan Bank Holding Corp.(b)	375	9,409
Midland States Bancorp, Inc.	2,650	42,983
MidWestOne Financial Group, Inc.	950	19,827
National Bank of Canada	2,300	92,763
Nicolet Bankshares, Inc.(b)	910	50,068
OFG Bancorp	6,250	78,625
Pacific Premier Bancorp, Inc.	4,650	99,277
Postal Savings Bank of China Co., Ltd.(c)	125,000	74,694
Powszechna Kasa Oszczednosci Bank Polski SA	6,146	32,892
Preferred Bank	1,725	65,809
Qatar International Islamic Bank QSC	9,040	19,850
QCR Holdings, Inc.	2,375	73,102
RHB Bank Bhd	74,400	81,877
Royal Bank of Canada	1,600	98,429
Sumitomo Mitsui Financial Group, Inc.	1,000	26,297
Sumitomo Mitsui Trust Holdings, Inc.	400	11,647
Turkiye Is Bankasi AS(b)	47,354	33,615
United Community Banks, Inc.	2,650	56,034
Total		2,033,551
Capital Markets 0.0%
Artisan Partners Asset Management, Inc., Class A	4,350	128,064
CI Financial Corp.	600	6,375
Cohen & Steers, Inc.	2,175	125,584
Federated Hermes, Inc., Class B	4,900	111,573
Houlihan Lokey, Inc.	270	16,033
Nomura Holdings, Inc.	28,400	117,849
Singapore Exchange	7,600	51,825
Standard Life Aberdeen PLC	6,120	16,950
Waddell & Reed Financial, Inc., Class A	7,450	108,398
Total		682,651
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	3,050	79,239
Enova International, Inc.(b)	5,000	80,200
Regional Management Corp.(b)	4,425	70,535
Total		229,974
Diversified Financial Services 0.0%
REC Ltd.	15,124	19,083

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.1%
Ageas	1,617	58,283
Allianz SE, Registered Shares	903	166,180
American Equity Investment Life Holding Co.	2,500	52,550
AMERISAFE, Inc.	190	12,097
Assicurazioni Generali SpA	8,712	124,291
AXA SA	1,238	22,007
CNP Assurances(b)	4,040	41,680
Employers Holdings, Inc.	2,775	84,277
Enstar Group Ltd.(b)	570	82,434
Genworth Financial, Inc., Class A(b)	14,100	51,183
Hallmark Financial Services, Inc.(b)	2,900	12,528
iA Financial Corp., Inc.	400	12,986
Japan Post Insurance Co., Ltd.	2,400	30,664
Manulife Financial Corp.	2,900	36,522
Selective Insurance Group, Inc.	375	18,799
Swiss Life Holding AG, Registered Shares	319	113,125
Total		919,606
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Invesco Mortgage Capital, Inc.	6,750	20,520
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	3,675	100,401
Federal Agricultural Mortgage Corp.	1,650	109,939
Flagstar Bancorp, Inc.	4,400	114,004
Meridian Bancorp, Inc.	3,200	37,696
Meta Financial Group, Inc.	3,775	69,536
NMI Holdings, Inc., Class A(b)	4,950	66,924
Radian Group, Inc.	7,750	116,095
Total		614,595
Total Financials		4,519,980
Health Care 0.4%
Biotechnology 0.2%
ACADIA Pharmaceuticals, Inc.(b)	2,940	142,032
Acceleron Pharma, Inc.(b)	550	49,792
Arcutis Biotherapeutics, Inc.(b)	2,350	69,842
Arena Pharmaceuticals, Inc.(b)	2,640	129,281
Arrowhead Pharmaceuticals, Inc.(b)	1,100	37,873
Atara Biotherapeutics, Inc.(b)	2,190	18,155
Common Stocks (continued)
Issuer	Shares	Value ($)
BeiGene Ltd., ADR(b)	175	26,745
Black Diamond Therapeutics, Inc.(b)	2,031	75,228
bluebird bio, Inc.(b)	830	44,720
Blueprint Medicines Corp.(b)	990	58,242
CSL Ltd.	153	30,497
Dynavax Technologies Corp.(b)	10,035	42,649
Fate Therapeutics, Inc.(b)	2,350	64,343
Gossamer Bio, Inc.(b)	2,067	26,912
Immunomedics, Inc.(b)	6,830	207,496
Insmed, Inc.(b)	3,630	83,490
Karuna Therapeutics, Inc.(b)	210	17,447
Mirati Therapeutics, Inc.(b)	885	75,260
Precision BioSciences, Inc.(b)	3,924	26,997
Revolution Medicines, Inc.(b)	3,063	95,780
Rubius Therapeutics, Inc.(b)	3,100	18,755
Sage Therapeutics, Inc.(b)	1,385	53,987
Sarepta Therapeutics, Inc.(b)	575	67,781
SpringWorks Therapeutics, Inc.(b)	2,983	90,266
TCR2 Therapeutics, Inc.(b)	3,910	37,301
Turning Point Therapeutics, Inc.(b)	1,477	76,080
Ultragenyx Pharmaceutical, Inc.(b)	590	35,654
uniQure NV(b)	1,180	75,095
Total		1,777,700
Health Care Equipment & Supplies 0.1%
CONMED Corp.	310	22,912
Integer Holdings Corp.(b)	1,830	136,262
Invacare Corp.	2,700	20,304
Lantheus Holdings, Inc.(b)	7,450	97,223
Natus Medical, Inc.(b)	4,275	106,832
NuVasive, Inc.(b)	990	60,271
Olympus Corp.(b)	700	11,107
Quidel Corp.(b)	1,235	171,665
Varex Imaging Corp.(b)	3,900	101,907
Total		728,483
Health Care Providers & Services 0.0%
Corvel Corp.(b)	840	44,260
Cross Country Healthcare, Inc.(b)	6,400	40,256
Magellan Health, Inc.(b)	2,020	122,675
Owens & Minor, Inc.	15,300	108,324

26	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Providence Service Corp. (The)(b)	640	37,126
Tenet Healthcare Corp.(b)	1,325	26,738
Total		379,379
Health Care Technology 0.0%
HealthStream, Inc.(b)	4,050	92,441
Omnicell, Inc.(b)	1,910	139,239
Teladoc Health, Inc.(b)	215	35,387
Total		267,067
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	1,585	126,578
Syneos Health, Inc.(b)	2,780	155,096
Total		281,674
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,940	29,566
Amneal Pharmaceuticals, Inc.(b)	12,100	43,923
Amphastar Pharmaceuticals, Inc.(b)	4,850	82,208
Astellas Pharma, Inc.	9,200	152,160
Chugai Pharmaceutical Co., Ltd.	100	11,920
GlaxoSmithKline PLC	8,683	181,150
GW Pharmaceuticals PLC, ADR(b)	810	81,113
Novartis AG, Registered Shares	2,486	212,151
Novo Nordisk A/S, Class B	260	16,585
Odonate Therapeutics, Inc.(b)	2,400	67,560
Phibro Animal Health Corp., Class A	3,675	98,159
Prestige Consumer Healthcare, Inc.(b)	3,175	129,191
Reata Pharmaceuticals, Inc., Class A(b)	710	112,294
Roche Holding AG, Genusschein Shares	725	251,066
Sanofi	155	15,139
Supernus Pharmaceuticals, Inc.(b)	1,575	36,855
Total		1,521,040
Total Health Care		4,955,343
Industrials 0.3%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	1,575	75,773
Radiant Logistics, Inc.(b)	13,500	57,780
Total		133,553
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.1%
American Woodmark Corp.(b)	1,440	74,030
Builders FirstSource, Inc.(b)	6,750	123,862
Caesarstone Ltd.	9,100	89,271
CSW Industrials, Inc.	1,545	102,341
Gibraltar Industries, Inc.(b)	2,640	122,232
Insteel Industries, Inc.	4,500	79,065
Quanex Building Products Corp.	7,550	94,149
Total		684,950
Commercial Services & Supplies 0.0%
Brady Corp., Class A	2,675	116,469
Dai Nippon Printing Co., Ltd.	900	18,976
Herman Miller, Inc.	3,250	73,255
HNI Corp.	3,725	90,667
Tetra Tech, Inc.	260	19,573
Total		318,940
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	3,449	86,247
Aegion Corp.(b)	950	15,248
Bouygues SA	1,416	43,568
CIMIC Group Ltd.	4,582	72,938
EMCOR Group, Inc.	480	30,494
Great Lakes Dredge & Dock Corp.(b)	11,520	101,837
MasTec, Inc.(b)	2,775	99,622
Samsung Engineering Co., Ltd.(b)	10,946	103,309
Shimizu Corp.	14,100	108,289
Skanska AB, Class B(b)	654	12,443
Total		673,995
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	3,850	93,709
Thermon(b)	1,750	26,740
Total		120,449
Industrial Conglomerates 0.0%
CITIC Ltd.	73,000	75,818
Machinery 0.1%
GEA Group AG(b)	2,698	61,914
Lydall, Inc.(b)	4,300	48,160
Mueller Industries, Inc.	4,600	119,140

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rexnord Corp.	4,325	117,943
Sinotruk Hong Kong Ltd.	28,500	57,785
SPX Corp.(b)	2,725	103,904
Weichai Power Co., Ltd., Class H	43,000	75,551
Total		584,397
Marine 0.0%
Costamare, Inc.	14,400	72,288
Professional Services 0.0%
Adecco Group AG, Registered Shares	691	30,239
Barrett Business Services, Inc.	1,490	72,891
FTI Consulting, Inc.(b)	610	77,690
Heidrick & Struggles International, Inc.	3,800	85,272
Kforce, Inc.	3,775	113,061
Wolters Kluwer NV	521	38,321
Total		417,474
Road & Rail 0.0%
ArcBest Corp.	2,245	45,730
Aurizon Holdings Ltd.	35,340	107,358
Total		153,088
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	5,500	116,875
Foundation Building Materials, Inc.(b)	6,000	70,200
GMS, Inc.(b)	6,025	110,739
ITOCHU Corp.	2,900	56,855
MRC Global, Inc.(b)	13,100	70,216
Veritiv Corp.(b)	8,950	83,862
Total		508,747
Transportation Infrastructure 0.0%
Kamigumi Co., Ltd.	2,400	42,253
Total Industrials		3,785,952
Information Technology 0.3%
Communications Equipment 0.0%
Comtech Telecommunications Corp.	1,725	31,930
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.	4,925	101,751
Methode Electronics, Inc.	4,025	120,831
Plexus Corp.(b)	1,880	117,857
Rogers Corp.(b)	1,180	131,027
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanmina Corp.(b)	4,525	125,478
Scansource, Inc.(b)	4,050	104,976
Vishay Intertechnology, Inc.	7,900	131,061
Vishay Precision Group, Inc.(b)	2,025	46,818
Total		879,799
IT Services 0.1%
Capgemini SE	433	40,707
Cass Information Systems, Inc.	510	20,456
EVERTEC, Inc.	4,250	107,695
ExlService Holdings, Inc.(b)	500	30,865
Fujitsu Ltd.	100	9,715
Hackett Group	6,250	92,688
KBR, Inc.	4,000	81,040
MAXIMUS, Inc.	1,430	96,268
NIC, Inc.	4,950	119,938
Otsuka Corp.	900	40,750
Perspecta, Inc.	6,650	143,440
Tech Mahindra Ltd.	1,130	8,127
TTEC Holdings, Inc.	2,725	106,220
Wipro Ltd.	13,481	34,226
Total		932,135
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	300	14,556
Amkor Technology, Inc.(b)	11,170	110,360
Formfactor, Inc.(b)	1,050	24,465
Novatek Microelectronics	11,000	68,409
Realtek Semiconductor Corp.	10,000	85,633
Synaptics, Inc.(b)	2,080	136,011
Tokyo Electron Ltd.	700	149,087
Ultra Clean Holdings, Inc.(b)	5,750	105,742
United Microelectronics Corp.	129,000	66,740
Xperi Corp.	7,250	110,780
Total		871,783
Software 0.0%
American Software, Inc., Class A	2,900	47,792
j2 Global, Inc.	1,885	152,006
MicroStrategy, Inc., Class A(b)	130	16,423
Progress Software Corp.	3,200	130,912

28	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Qualys, Inc.(b)	1,390	146,562
SecureWorks Corp., Class A(b)	1,000	11,380
SPS Commerce, Inc.(b)	2,460	136,555
Total		641,630
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	36,000	101,406
Lenovo Group Ltd.	54,000	29,171
Lite-On Technology Corp.	30,000	46,618
Samsung Electronics Co., Ltd.	4,695	193,047
Wistron Corp.	14,000	13,128
Total		383,370
Total Information Technology		3,740,647
Materials 0.1%
Chemicals 0.0%
Chase Corp.	460	43,360
Covestro AG	1,160	38,966
Innospec, Inc.	1,170	84,848
Koppers Holdings, Inc.(b)	925	14,578
Mexichem SAB de CV	5,144	6,119
Solvay SA	250	19,527
Yara International ASA	243	8,253
Total		215,651
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	10,000	78,854
Asia Cement Corp.	23,000	33,789
Forterra, Inc.(b)	5,500	44,880
Total		157,523
Metals & Mining 0.1%
Anglo American PLC	1,046	18,603
BHP Group Ltd.	6,889	140,634
Commercial Metals Co.	7,000	111,580
Fortescue Metals Group Ltd.	12,969	99,112
MMC Norilsk Nickel PJSC	112	30,429
Rio Tinto PLC	3,339	154,992
Vale SA	900	7,463
Total		562,813
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.0%
Boise Cascade Co.	3,200	100,064
Schweitzer-Mauduit International, Inc.	3,650	117,603
Verso Corp., Class A(b)	7,700	106,953
Total		324,620
Total Materials		1,260,607
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	50	15,763
American Assets Trust, Inc.	2,325	65,844
Ashford Hospitality Trust, Inc.	16,700	13,732
CoreCivic, Inc.	2,400	31,488
CorEnergy Infrastructure Trust, Inc.	2,866	34,793
EastGroup Properties, Inc.	1,330	140,980
Fibra Uno Administracion SA de CV	6,340	5,264
Fortress REIT Ltd., Class A	65,781	36,045
Independence Realty Trust, Inc.	6,500	65,455
Investors Real Estate Trust	1,623	101,648
Klepierre	1,338	27,163
Lexington Realty Trust	12,400	129,580
New Senior Investment Group, Inc.	17,800	58,918
Office Properties Income Trust	3,875	106,175
Piedmont Office Realty Trust, Inc.	3,050	52,918
PS Business Parks, Inc.	943	121,732
Resilient REIT Ltd.	842	1,630
Retail Value, Inc.	7,053	102,057
Uniti Group, Inc.	15,100	106,606
Total		1,217,791
Real Estate Management & Development 0.0%
Aldar Properties PJSC	33,269	16,240
China Aoyuan Group Ltd.	17,000	19,974
Consolidated-Tomoka Land Co.	350	14,710
Daito Trust Construction Co., Ltd.	100	9,509
Emaar Properties PJSC	60,458	44,338
Logan Property Holdings Co., Ltd.	28,000	44,139
RE/MAX Holdings, Inc., Class A	450	11,831

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RMR Group, Inc. (The), Class A	2,600	77,116
Yuexiu Property Co., Ltd.	72,000	13,689
Total		251,546
Total Real Estate		1,469,337
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	4,939	109,548
Enel SpA	5,100	34,835
Inter RAO UES PJSC	254,000	17,016
Manila Electric Co.	3,980	19,872
Otter Tail Corp.	675	29,956
Portland General Electric Co.	3,040	142,242
Total		353,469
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,270	111,607
Naturgy Energy Group SA	5,591	98,779
PT Perusahaan Gas Negara Tbk	123,300	6,996
Southwest Gas Holdings, Inc.	1,950	147,810
Total		365,192
Independent Power and Renewable Electricity Producers 0.0%
Colbun SA	315,957	46,359
Multi-Utilities 0.0%
Avista Corp.	2,975	128,044
NorthWestern Corp.	1,015	58,555
Unitil Corp.	1,850	93,074
Total		279,673
Total Utilities		1,044,693
Total Common Stocks (Cost $30,645,371)		26,891,114

Equity Funds 39.7%
	Shares	Value ($)
International 10.4%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	6,061,744	34,733,794
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,546,550	30,329,410
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,284,336	26,964,401
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,994,980	14,802,751
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,568,704	33,081,884
Total		139,912,240
U.S. Large Cap 28.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,383,950	60,576,185
Columbia Disciplined Core Fund, Institutional 3 Class(a)	6,302,754	68,763,043
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	6,181,508	55,819,017
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,385,695	72,832,993
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	455,638	20,849,990
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,820,346	66,809,991
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,210,305	16,508,561
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	607,305	13,494,322
Total		375,654,102
U.S. Small Cap 1.3%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	964,290	16,788,292
Total Equity Funds (Cost $529,724,290)		532,354,634

Fixed Income Funds 43.6%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,078,622	20,765,434
High Yield 6.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,411,357	6,438,323
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,689,515	86,430,476
Total		92,868,799

30	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 35.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,370,945	58,328,457
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,127,730	31,433,684
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,277,490	20,725,163
Columbia Quality Income Fund, Institutional 3 Class(a)	10,743,910	58,446,872
Columbia Short Term Bond Fund, Institutional 3 Class(a)	6,311,075	60,523,212
Columbia Total Return Bond Fund, Institutional 3 Class(a)	18,786,673	173,776,729
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,467,442	67,632,257
Total		470,866,374
Total Fixed Income Funds (Cost $591,256,031)		584,500,607

Money Market Funds 10.0%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(d)	12,004,830	12,004,830
Columbia Short-Term Cash Fund, 0.519%(a),(d)	122,084,860	122,109,277
Total Money Market Funds (Cost $134,081,577)		134,114,107
Total Investments in Securities (Cost: $1,340,157,100)		1,323,683,953
Other Assets & Liabilities, Net		16,717,608
Net Assets		1,340,401,561

At April 30, 2020, securities and/or cash totaling $19,080,538 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
203,000 AUD	117,228 USD	Morgan Stanley	05/14/2020	—	(15,062)
38,000 CHF	39,409 USD	Morgan Stanley	05/14/2020	30	—
20,866,000 CLP	24,672 USD	Morgan Stanley	05/14/2020	—	(327)
2,985,000 JPY	27,895 USD	Morgan Stanley	05/14/2020	76	—
370,000 MYR	83,522 USD	Morgan Stanley	05/14/2020	—	(2,408)
225,000 SEK	22,002 USD	Morgan Stanley	05/14/2020	—	(1,063)
4,633,000 TWD	154,030 USD	Morgan Stanley	05/14/2020	—	(2,042)
61,520 USD	320,000 BRL	Morgan Stanley	05/14/2020	—	(2,726)
102,309 USD	88,000 GBP	Morgan Stanley	05/14/2020	8,532	—
24,302 USD	381,044,000 IDR	Morgan Stanley	05/14/2020	1,131	—
49,598 USD	3,774,000 INR	Morgan Stanley	05/14/2020	521	—
24,540 USD	602,000 MXN	Morgan Stanley	05/14/2020	395	—
22,165 USD	382,000 ZAR	Morgan Stanley	05/14/2020	—	(1,579)
Total				10,685	(25,207)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	72	05/2020	EUR	3,272,760	154,823	—
EURO STOXX 50 Index	120	06/2020	EUR	3,464,400	647,964	—
FTSE 100 Index	58	06/2020	GBP	3,413,300	538,650	—
FTSE/MIB Index	72	06/2020	EUR	6,321,960	987,011	—
MSCI EAFE Index	131	06/2020	USD	10,730,865	998,325	—
Russell 2000 Index E-mini	3	06/2020	USD	196,005	31,761	—
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	666	06/2020	USD	96,649,920	16,079,129	—
U.S. Treasury 10-Year Note	300	06/2020	USD	41,718,750	408,235	—
U.S. Ultra Treasury Bond	132	06/2020	USD	29,671,125	1,897,002	—
Total					21,742,900	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(913)	06/2020	USD	(41,354,335)	—	(2,365,320)
Russell 2000 Index E-mini	(93)	06/2020	USD	(6,076,155)	—	(1,315,146)
Total					—	(3,680,466)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	3.359	USD	22,965,000	783,578	—	—	783,578	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.872	USD	39,498,000	159,600	—	—	159,600	—
Total								943,178	—	—	943,178	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,112,256	31,903	(1,802,343)	1,341,816	—	(3,294,143)	1,850,255	—	4,696,356
Columbia Contrarian Core Fund, Institutional 3 Class
	2,408,985	8,467	(33,502)	2,383,950	—	285,889	(5,118,866)	—	60,576,185
Columbia Contrarian Europe Fund, Institutional 3 Class
	6,044,726	23,330	(6,312)	6,061,744	—	9,866	(7,392,661)	—	34,733,794
Columbia Corporate Income Fund, Institutional 3 Class
	5,693,909	47,311	(370,275)	5,370,945	—	112,377	(571,466)	437,777	58,328,457
Columbia Disciplined Core Fund, Institutional 3 Class
	5,205,619	1,242,442	(145,307)	6,302,754	—	728,877	(5,555,090)	—	68,763,043
Columbia Disciplined Growth Fund, Institutional 3 Class
	6,326,962	15,358	(160,812)	6,181,508	—	(61,815)	(3,033,323)	—	55,819,017
32	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Value Fund, Institutional 3 Class
	9,409,345	70,636	(94,286)	9,385,695	—	(69,118)	(12,869,435)	—	72,832,993
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,070,031	20,258	(11,667)	2,078,622	—	1,982	(3,125,927)	175,248	20,765,434
Columbia Emerging Markets Fund, Institutional 3 Class
	2,559,923	6,478	(19,851)	2,546,550	—	59,322	(5,265,033)	—	30,329,410
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	12,497,298	118,477	(610,945)	12,004,830	—	—	—	23,166	12,004,830
Columbia High Yield Bond Fund, Institutional 3 Class
	2,373,641	40,606	(2,890)	2,411,357	—	37	(715,351)	87,068	6,438,323
Columbia Income Opportunities Fund, Institutional 3 Class
	9,683,066	125,526	(119,077)	9,689,515	—	(62,695)	(10,838,023)	1,048,152	86,430,476
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,476,692	12,120	(1,488,812)	—	—	(84,359)	(2,842)	106,252	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	462,515	1,315	(8,192)	455,638	—	211,759	(810,482)	—	20,849,990
Columbia Limited Duration Credit Fund, Institutional 3 Class
	3,328,118	23,141	(223,529)	3,127,730	—	(15,794)	(368,505)	179,802	31,433,684
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	2,369,716	24,673	(116,899)	2,277,490	—	(18,495)	(2,412,967)	190,629	20,725,163
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,858	—	—	468,858	—	—	(164,101)	—	3,286,690
Columbia Multi-Asset Income Fund, Institutional 3 Class
	4,337,011	57,931	—	4,394,942	—	—	(4,643,993)	502,181	37,840,445
Columbia Overseas Core Fund, Institutional 3 Class
	3,334,736	13,749	(64,149)	3,284,336	—	(124,063)	(5,160,969)	—	26,964,401
Columbia Overseas Value Fund, Institutional 3 Class
	1,980,857	16,286	(2,163)	1,994,980	—	377	(3,856,247)	—	14,802,751
Columbia Pacific/Asia Fund, Institutional 3 Class
	3,561,733	12,571	(5,600)	3,568,704	—	10,373	(2,828,213)	—	33,081,884
Columbia Quality Income Fund, Institutional 3 Class
	11,510,486	90,531	(857,107)	10,743,910	—	1,658	(1,773,625)	402,531	58,446,872
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,994,903	973,901	(148,458)	4,820,346	—	431,682	(4,444,214)	—	66,809,991
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,435,485	7,017	(1,232,197)	1,210,305	—	(5,385,447)	3,184,910	—	16,508,561
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,138,655	5,646	(536,996)	607,305	—	3,861,754	(8,733,998)	—	13,494,322
Columbia Short Term Bond Fund, Institutional 3 Class
	6,262,653	48,422	—	6,311,075	—	—	(2,822,109)	468,281	60,523,212
Columbia Short-Term Cash Fund, 0.519%
	121,408,505	118,616,441	(117,940,086)	122,084,860	—	12,403	22,862	312,278	122,109,277
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Small Cap Index Fund, Institutional 3 Class
	964,290	—	—	964,290	—	—	(4,455,020)	—	16,788,292
Columbia Total Return Bond Fund, Institutional 3 Class
	20,089,529	144,633	(1,447,489)	18,786,673	—	(67,767)	(2,462,594)	1,094,883	173,776,729
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,095,590	37,428	(665,576)	5,467,442	—	684,050	3,288,370	317,396	67,632,257
Total					—	(2,771,290)	(91,078,657)	5,345,644	1,296,792,839

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $137,693, which represents 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
34	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,241,307	7,844,576
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,286,690
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	5,958,395	51,301,776
Total Alternative Strategies Funds (Cost $74,677,664)		62,433,042

Common Stocks 1.5%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Cogent Communications Holdings, Inc.	1,420	119,039
Hellenic Telecommunications Organization SA	2,044	27,004
Nippon Telegraph & Telephone Corp.	4,300	97,927
Ooredoo QPSC	8,100	14,170
Telekom Malaysia Bhd	40,500	37,801
Total		295,941
Entertainment 0.0%
Square Enix Holdings Co., Ltd.	700	28,690
Toho Co., Ltd.	1,000	32,748
Total		61,438
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	21,700	60,326
Meet Group, Inc. (The)(b)	8,700	53,679
Momo, Inc., ADR	1,561	37,589
Tencent Holdings Ltd.	800	42,055
Yelp, Inc.(b)	500	11,175
Total		204,824
Media 0.0%
Gray Television, Inc.(b)	3,400	39,474
Informa PLC	2,373	13,108
National CineMedia, Inc.	8,100	26,730
TechTarget, Inc.(b)	5,150	120,098
WPP PLC	5,774	44,801
Total		244,211
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Advanced Info Service PCL	6,800	41,418
Gogo(b)	8,600	14,018
Total		55,436
Total Communication Services		861,850
Consumer Discretionary 0.2%
Auto Components 0.0%
Hyundai Mobis Co., Ltd.	36	5,090
Magna International, Inc.	2,278	88,766
Modine Manufacturing Co.(b)	5,300	24,539
Total		118,395
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	100,500	43,968
Fiat Chrysler Automobiles NV	755	6,549
Peugeot SA	4,091	57,992
Total		108,509
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	5,500	120,835
Perdoceo Education Corp.(b)	7,500	97,500
Strategic Education, Inc.	330	52,569
WW International, Inc.(b)	1,250	31,888
Total		302,792
Hotels, Restaurants & Leisure 0.0%
Brinker International, Inc.	1,925	44,814
Dine Brands Global, Inc.	1,055	46,832
Marriott Vacations Worldwide Corp.	1,470	122,010
Papa John’s International, Inc.	260	18,699
SeaWorld Entertainment, Inc.(b)	5,150	75,654
Sodexo SA	213	17,028
Total		325,037
Household Durables 0.1%
Berkeley Group Holdings PLC	584	30,656
M/I Homes, Inc.(b)	2,600	66,196
Meritage Homes Corp.(b)	275	14,454
Sekisui House Ltd.	4,700	80,627
Sony Corp.	1,900	122,273
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taylor Morrison Home Corp., Class A(b)	7,150	104,032
TopBuild Corp.(b)	1,120	104,373
Total		522,611
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	283	57,356
PetMed Express, Inc.	1,450	57,376
Stamps.com, Inc.(b)	815	128,990
Total		243,722
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	3,475	119,470
MasterCraft Boat Holdings, Inc.(b)	3,150	32,918
Total		152,388
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	1,700	32,935
Next PLC	220	13,099
Total		46,034
Specialty Retail 0.1%
Buckle, Inc. (The)	4,750	72,722
Cato Corp. (The), Class A	1,900	21,394
Genesco, Inc.(b)	2,625	49,691
GNC Holdings, Inc., Class A(b)	22,800	13,121
Hennes & Mauritz	3,600	49,211
Hibbett Sports, Inc.(b)	4,650	71,749
Lithia Motors, Inc., Class A	1,010	111,666
Restoration Hardware Holdings, Inc.(b)	660	94,895
Sleep Number Corp.(b)	2,275	68,023
Sportsman’s Warehouse Holdings, Inc.(b)	12,700	90,932
Zumiez, Inc.(b)	3,350	70,819
Total		714,223
Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	79	18,086
Deckers Outdoor Corp.(b)	500	74,380
Pandora A/S	1,974	70,192
Total		162,658
Total Consumer Discretionary		2,696,369
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	1,746	69,212
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Coles Group Ltd.	3,897	39,078
Ingles Markets, Inc., Class A	2,675	109,220
Koninklijke Ahold Delhaize NV	4,242	102,997
Lawson, Inc.	700	36,386
Loblaw Companies Ltd.	100	4,921
SpartanNash Co.	7,550	129,483
Welcia Holdings Co., Ltd.	800	58,079
Total		480,164
Food Products 0.0%
China Milk Products Group Ltd.(b),(d),(e)	322,000	0
JBS SA	7,500	32,756
John B. Sanfilippo & Son, Inc.	1,350	110,876
Nestlé SA, Registered Shares	77	8,155
Tingyi Cayman Islands Holding Corp.	6,000	10,651
Uni-President Enterprises Corp.	16,000	37,254
Total		199,692
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV	4,703	6,644
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,700	74,547
Medifast, Inc.	1,550	117,614
Usana Health Sciences, Inc.(b)	1,505	134,276
Total		326,437
Tobacco 0.0%
British American Tobacco PLC	2,847	109,735
PT Gudang Garam Tbk	1,100	3,344
Swedish Match AB	1,632	100,852
Vector Group Ltd.	2,940	31,458
Total		245,389
Total Consumer Staples		1,327,538
Energy 0.0%
Energy Equipment & Services 0.0%
DMC Global Inc	1,025	26,455
Helix Energy Solutions Group, Inc.(b)	10,400	26,416
Matrix Service Co.(b)	6,750	70,470
Total		123,341

36	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.0%
Canadian Natural Resources Ltd.	1,400	23,445
Cenovus Energy, Inc.	700	2,540
China Coal Energy Co., Ltd., Class H	28,000	7,491
Coal India Ltd.	27,577	53,925
CVR Energy, Inc.	4,775	113,884
Delek U.S. Holdings, Inc.	2,100	49,035
DHT Holdings, Inc.	6,700	48,642
Dorian LPG Ltd.(b)	1,300	12,337
ENI SpA	2,379	22,663
Imperial Oil Ltd.	1,200	19,389
Lukoil PJSC	305	19,681
Lundin Energy AB	338	8,696
Motor Oil Hellas Corinth Refineries SA	206	3,052
OMV AG	460	15,020
Royal Dutch Shell PLC, Class B	250	4,002
Suncor Energy, Inc.	3,500	62,409
W&T Offshore, Inc.(b)	5,700	15,789
World Fuel Services Corp.	2,175	54,375
Yanzhou Coal Mining Co., Ltd., Class H	70,000	53,183
Total		589,558
Total Energy		712,899
Financials 0.2%
Banks 0.1%
Bancorp, Inc. (The)(b)	12,200	85,034
Bank Leumi Le-Israel BM	1,724	9,289
BNP Paribas SA	2,298	72,195
Carolina Financial Corp.	750	25,373
China Minsheng Banking Corp. Ltd., Class H	51,500	38,362
ConnectOne Bancorp, Inc.	3,600	53,784
Customers Bancorp, Inc.(b)	6,290	80,260
First BanCorp	17,500	102,025
Fulton Financial Corp.	6,100	71,309
Great Southern Bancorp, Inc.	1,650	70,240
Hilltop Holdings, Inc.	6,850	132,205
Independent Bank Corp.	2,700	39,663
International Bancshares Corp.	4,065	117,844
Investors Bancorp, Inc.	13,900	129,409
Masraf Al Rayan QSC	15,600	16,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Mediobanca Banca di Credito Finanziario SpA	6,509	37,840
Metropolitan Bank Holding Corp.(b)	400	10,036
Midland States Bancorp, Inc.	2,950	47,849
MidWestOne Financial Group, Inc.	1,050	21,914
National Bank of Canada	1,600	64,531
Nicolet Bankshares, Inc.(b)	1,000	55,020
OFG Bancorp	6,900	86,802
Pacific Premier Bancorp, Inc.	5,200	111,020
Postal Savings Bank of China Co., Ltd.(c)	87,000	51,987
Powszechna Kasa Oszczednosci Bank Polski SA	4,279	22,900
Preferred Bank	1,925	73,439
Qatar International Islamic Bank QSC	6,300	13,833
QCR Holdings, Inc.	2,650	81,567
RHB Bank Bhd	51,800	57,006
Royal Bank of Canada	1,100	67,670
Sumitomo Mitsui Financial Group, Inc.	700	18,408
Sumitomo Mitsui Trust Holdings, Inc.	300	8,735
Turkiye Is Bankasi AS(b)	33,001	23,426
United Community Banks, Inc.	2,950	62,378
Total		1,959,678
Capital Markets 0.0%
Artisan Partners Asset Management, Inc., Class A	4,850	142,784
CI Financial Corp.	400	4,250
Cohen & Steers, Inc.	2,400	138,576
Federated Hermes, Inc., Class B	5,425	123,527
Houlihan Lokey, Inc.	300	17,814
Nomura Holdings, Inc.	19,800	82,163
Singapore Exchange	5,300	36,141
Standard Life Aberdeen PLC	4,267	11,818
Waddell & Reed Financial, Inc., Class A	8,200	119,310
Total		676,383
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	3,350	87,033
Enova International, Inc.(b)	5,550	89,022
Regional Management Corp.(b)	4,900	78,106
Total		254,161
Diversified Financial Services 0.0%
REC Ltd.	10,540	13,299

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.1%
Ageas	1,127	40,622
Allianz SE, Registered Shares	630	115,940
American Equity Investment Life Holding Co.	2,750	57,805
AMERISAFE, Inc.	210	13,371
Assicurazioni Generali SpA	6,059	86,442
AXA SA	863	15,341
CNP Assurances(b)	2,817	29,062
Employers Holdings, Inc.	3,100	94,147
Enstar Group Ltd.(b)	630	91,111
Genworth Financial, Inc., Class A(b)	15,700	56,991
Hallmark Financial Services, Inc.(b)	3,200	13,824
iA Financial Corp., Inc.	300	9,739
Japan Post Insurance Co., Ltd.	1,700	21,720
Manulife Financial Corp.	2,000	25,188
Selective Insurance Group, Inc.	400	20,052
Swiss Life Holding AG, Registered Shares	222	78,726
Total		770,081
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Invesco Mortgage Capital, Inc.	7,450	22,648
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	4,075	111,329
Federal Agricultural Mortgage Corp.	1,830	121,933
Flagstar Bancorp, Inc.	4,850	125,663
Meridian Bancorp, Inc.	3,600	42,408
Meta Financial Group, Inc.	4,175	76,904
NMI Holdings, Inc., Class A(b)	5,500	74,360
Radian Group, Inc.	8,600	128,828
Total		681,425
Total Financials		4,377,675
Health Care 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	3,260	157,490
Acceleron Pharma, Inc.(b)	610	55,223
Arcutis Biotherapeutics, Inc.(b)	2,616	77,747
Arena Pharmaceuticals, Inc.(b)	2,940	143,972
Arrowhead Pharmaceuticals, Inc.(b)	1,220	42,005
Atara Biotherapeutics, Inc.(b)	2,430	20,145
Common Stocks (continued)
Issuer	Shares	Value ($)
BeiGene Ltd., ADR(b)	122	18,645
Black Diamond Therapeutics, Inc.(b)	2,255	83,525
bluebird bio, Inc.(b)	920	49,570
Blueprint Medicines Corp.(b)	1,090	64,125
CSL Ltd.	107	21,328
Dynavax Technologies Corp.(b)	11,145	47,366
Fate Therapeutics, Inc.(b)	2,610	71,462
Gossamer Bio, Inc.(b)	2,294	29,868
Immunomedics, Inc.(b)	7,580	230,280
Insmed, Inc.(b)	4,029	92,667
Karuna Therapeutics, Inc.(b)	240	19,939
Mirati Therapeutics, Inc.(b)	990	84,190
Precision BioSciences, Inc.(b)	4,356	29,969
Revolution Medicines, Inc.(b)	3,400	106,318
Rubius Therapeutics, Inc.(b)	3,440	20,812
Sage Therapeutics, Inc.(b)	1,540	60,029
Sarepta Therapeutics, Inc.(b)	635	74,854
SpringWorks Therapeutics, Inc.(b)	3,314	100,282
TCR2 Therapeutics, Inc.(b)	4,340	41,404
Turning Point Therapeutics, Inc.(b)	1,638	84,373
Ultragenyx Pharmaceutical, Inc.(b)	660	39,884
uniQure NV(b)	1,305	83,050
Total		1,950,522
Health Care Equipment & Supplies 0.1%
CONMED Corp.	350	25,869
Integer Holdings Corp.(b)	2,025	150,781
Invacare Corp.	3,000	22,560
Lantheus Holdings, Inc.(b)	8,300	108,315
Natus Medical, Inc.(b)	4,750	118,703
NuVasive, Inc.(b)	1,100	66,968
Olympus Corp.(b)	500	7,933
Quidel Corp.(b)	1,375	191,125
Varex Imaging Corp.(b)	4,350	113,666
Total		805,920
Health Care Providers & Services 0.0%
Corvel Corp.(b)	930	49,002
Cross Country Healthcare, Inc.(b)	7,100	44,659
Magellan Health, Inc.(b)	2,245	136,339
Owens & Minor, Inc.	16,800	118,944

38	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Providence Service Corp. (The)(b)	710	41,187
Tenet Healthcare Corp.(b)	1,475	29,765
Total		419,896
Health Care Technology 0.0%
HealthStream, Inc.(b)	4,500	102,712
Omnicell, Inc.(b)	2,120	154,548
Teladoc Health, Inc.(b)	235	38,679
Total		295,939
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	1,750	139,755
Syneos Health, Inc.(b)	3,075	171,554
Total		311,309
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	2,140	32,614
Amneal Pharmaceuticals, Inc.(b)	13,400	48,642
Amphastar Pharmaceuticals, Inc.(b)	5,400	91,530
Astellas Pharma, Inc.	6,400	105,851
Chugai Pharmaceutical Co., Ltd.	100	11,920
GlaxoSmithKline PLC	6,050	126,219
GW Pharmaceuticals PLC, ADR(b)	900	90,126
Novartis AG, Registered Shares	1,733	147,892
Novo Nordisk A/S, Class B	181	11,546
Odonate Therapeutics, Inc.(b)	2,700	76,005
Phibro Animal Health Corp., Class A	4,050	108,175
Prestige Consumer Healthcare, Inc.(b)	3,500	142,415
Reata Pharmaceuticals, Inc., Class A(b)	790	124,946
Roche Holding AG, Genusschein Shares	505	174,880
Sanofi	108	10,549
Supernus Pharmaceuticals, Inc.(b)	1,720	40,248
Total		1,343,558
Total Health Care		5,127,144
Industrials 0.2%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	1,725	82,990
Radiant Logistics, Inc.(b)	15,000	64,200
Total		147,190
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.1%
American Woodmark Corp.(b)	1,600	82,256
Builders FirstSource, Inc.(b)	7,450	136,707
Caesarstone Ltd.	10,050	98,590
CSW Industrials, Inc.	1,720	113,933
Gibraltar Industries, Inc.(b)	2,950	136,585
Insteel Industries, Inc.	4,950	86,972
Quanex Building Products Corp.	8,400	104,748
Total		759,791
Commercial Services & Supplies 0.0%
Brady Corp., Class A	2,975	129,532
Dai Nippon Printing Co., Ltd.	600	12,650
Herman Miller, Inc.	3,600	81,144
HNI Corp.	4,125	100,403
Tetra Tech, Inc.	290	21,831
Total		345,560
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,405	60,140
Aegion Corp.(b)	1,050	16,853
Bouygues SA	987	30,368
CIMIC Group Ltd.	3,194	50,843
EMCOR Group, Inc.	530	33,671
Great Lakes Dredge & Dock Corp.(b)	12,860	113,682
MasTec, Inc.(b)	3,100	111,290
Samsung Engineering Co., Ltd.(b)	7,628	71,993
Shimizu Corp.	9,800	75,265
Skanska AB, Class B(b)	456	8,676
Total		572,781
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	4,275	104,053
Thermon(b)	1,950	29,796
Total		133,849
Industrial Conglomerates 0.0%
CITIC Ltd.	51,000	52,969
Machinery 0.0%
GEA Group AG(b)	1,881	43,165
Lydall, Inc.(b)	4,800	53,760
Mueller Industries, Inc.	5,100	132,090

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rexnord Corp.	4,800	130,896
Sinotruk Hong Kong Ltd.	20,000	40,551
SPX Corp.(b)	3,025	115,343
Weichai Power Co., Ltd., Class H	30,000	52,710
Total		568,515
Marine 0.0%
Costamare, Inc.	15,900	79,818
Professional Services 0.0%
Adecco Group AG, Registered Shares	482	21,093
Barrett Business Services, Inc.	1,660	81,207
FTI Consulting, Inc.(b)	670	85,331
Heidrick & Struggles International, Inc.	4,200	94,248
Kforce, Inc.	4,200	125,790
Wolters Kluwer NV	363	26,700
Total		434,369
Road & Rail 0.0%
ArcBest Corp.	2,515	51,231
Aurizon Holdings Ltd.	24,622	74,798
Total		126,029
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	6,100	129,625
Foundation Building Materials, Inc.(b)	6,600	77,220
GMS, Inc.(b)	6,650	122,227
ITOCHU Corp.	2,000	39,210
MRC Global, Inc.(b)	14,500	77,720
Veritiv Corp.(b)	9,850	92,295
Total		538,297
Transportation Infrastructure 0.0%
Kamigumi Co., Ltd.	1,700	29,929
Total Industrials		3,789,097
Information Technology 0.2%
Communications Equipment 0.0%
Comtech Telecommunications Corp.	1,950	36,094
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.	5,450	112,597
Methode Electronics, Inc.	4,450	133,589
Plexus Corp.(b)	2,100	131,649
Rogers Corp.(b)	1,310	145,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanmina Corp.(b)	5,000	138,650
Scansource, Inc.(b)	4,450	115,344
Vishay Intertechnology, Inc.	8,750	145,163
Vishay Precision Group, Inc.(b)	2,250	52,020
Total		974,474
IT Services 0.1%
Capgemini SE	302	28,391
Cass Information Systems, Inc.	565	22,662
EVERTEC, Inc.	4,725	119,731
ExlService Holdings, Inc.(b)	550	33,952
Fujitsu Ltd.	100	9,715
Hackett Group	6,900	102,327
KBR, Inc.	4,400	89,144
MAXIMUS, Inc.	1,585	106,702
NIC, Inc.	5,500	133,265
Otsuka Corp.	600	27,167
Perspecta, Inc.	7,400	159,618
Tech Mahindra Ltd.	787	5,660
TTEC Holdings, Inc.	3,025	117,915
Wipro Ltd.	9,400	23,865
Total		980,114
Semiconductors & Semiconductor Equipment 0.0%
Advantest Corp.	200	9,704
Amkor Technology, Inc.(b)	12,445	122,957
Formfactor, Inc.(b)	1,150	26,795
Novatek Microelectronics	8,000	49,752
Realtek Semiconductor Corp.	7,000	59,943
Synaptics, Inc.(b)	2,315	151,378
Tokyo Electron Ltd.	500	106,491
Ultra Clean Holdings, Inc.(b)	6,350	116,776
United Microelectronics Corp.	90,000	46,563
Xperi Corp.	8,050	123,004
Total		813,363
Software 0.0%
American Software, Inc., Class A	3,200	52,736
j2 Global, Inc.	2,095	168,941
MicroStrategy, Inc., Class A(b)	150	18,950
Progress Software Corp.	3,575	146,253

40	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Qualys, Inc.(b)	1,550	163,432
SecureWorks Corp., Class A(b)	1,100	12,518
SPS Commerce, Inc.(b)	2,720	150,987
Total		713,817
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	25,000	70,421
Lenovo Group Ltd.	38,000	20,527
Lite-On Technology Corp.	21,000	32,633
Samsung Electronics Co., Ltd.	3,272	134,537
Wistron Corp.	10,000	9,377
Total		267,495
Total Information Technology		3,785,357
Materials 0.1%
Chemicals 0.0%
Chase Corp.	510	48,073
Covestro AG	809	27,175
Innospec, Inc.	1,300	94,276
Koppers Holdings, Inc.(b)	1,000	15,760
Mexichem SAB de CV	3,587	4,267
Solvay SA	174	13,591
Yara International ASA	169	5,740
Total		208,882
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	7,000	55,198
Asia Cement Corp.	16,000	23,505
Forterra, Inc.(b)	6,100	49,776
Total		128,479
Metals & Mining 0.1%
Anglo American PLC	729	12,965
BHP Group Ltd.	4,801	98,009
Commercial Metals Co.	7,800	124,332
Fortescue Metals Group Ltd.	9,039	69,078
MMC Norilsk Nickel PJSC	78	21,192
Rio Tinto PLC	2,328	108,063
Vale SA	600	4,975
Total		438,614
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.0%
Boise Cascade Co.	3,525	110,227
Schweitzer-Mauduit International, Inc.	4,050	130,491
Verso Corp., Class A(b)	8,550	118,759
Total		359,477
Total Materials		1,135,452
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	55	17,339
American Assets Trust, Inc.	2,550	72,216
Ashford Hospitality Trust, Inc.	18,500	15,212
CoreCivic, Inc.	2,600	34,112
CorEnergy Infrastructure Trust, Inc.	3,193	38,763
EastGroup Properties, Inc.	1,470	155,820
Fibra Uno Administracion SA de CV	4,421	3,671
Fortress REIT Ltd., Class A	45,872	25,136
Independence Realty Trust, Inc.	7,200	72,504
Investors Real Estate Trust	1,789	112,045
Klepierre	933	18,941
Lexington Realty Trust	13,700	143,165
New Senior Investment Group, Inc.	19,600	64,876
Office Properties Income Trust	4,300	117,820
Piedmont Office Realty Trust, Inc.	3,400	58,990
PS Business Parks, Inc.	1,036	133,737
Resilient REIT Ltd.	587	1,137
Retail Value, Inc.	7,867	113,835
Uniti Group, Inc.	16,800	118,608
Total		1,317,927
Real Estate Management & Development 0.0%
Aldar Properties PJSC	23,200	11,325
China Aoyuan Group Ltd.	12,000	14,099
Consolidated-Tomoka Land Co.	400	16,812
Daito Trust Construction Co., Ltd.	100	9,509
Emaar Properties PJSC	42,133	30,899
Logan Property Holdings Co., Ltd.	20,000	31,528
RE/MAX Holdings, Inc., Class A	525	13,802

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RMR Group, Inc. (The), Class A	2,875	85,273
Yuexiu Property Co., Ltd.	50,000	9,506
Total		222,753
Total Real Estate		1,540,680
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	3,441	76,322
Enel SpA	3,557	24,296
Inter RAO UES PJSC	177,000	11,857
Manila Electric Co.	2,780	13,881
Otter Tail Corp.	750	33,285
Portland General Electric Co.	3,345	156,513
Total		316,154
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,415	124,350
Naturgy Energy Group SA	3,897	68,850
PT Perusahaan Gas Negara Tbk	85,900	4,874
Southwest Gas Holdings, Inc.	2,160	163,728
Total		361,802
Independent Power and Renewable Electricity Producers 0.0%
Colbun SA	220,332	32,328
Multi-Utilities 0.0%
Avista Corp.	3,300	142,032
NorthWestern Corp.	1,130	65,190
Unitil Corp.	2,050	103,135
Total		310,357
Total Utilities		1,020,641
Total Common Stocks (Cost $30,405,825)		26,374,702

Equity Funds 51.5%
	Shares	Value ($)
International 13.9%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	7,952,269	45,566,499
Columbia Emerging Markets Fund, Institutional 3 Class(a)	6,170,122	73,486,157
Columbia Overseas Core Fund, Institutional 3 Class(a)	6,029,229	49,499,972
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,867,786	21,278,971
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	6,218,062	57,641,435
Total		247,473,034
U.S. Large Cap 36.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,510,954	114,623,353
Columbia Disciplined Core Fund, Institutional 3 Class(a)	10,548,906	115,088,563
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	8,159,388	73,679,271
Columbia Disciplined Value Fund, Institutional 3 Class(a)	15,763,073	122,321,445
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,213,164	55,514,396
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,116,997	112,501,573
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,309,558	31,502,373
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,189,383	26,428,096
Total		651,659,070
U.S. Small Cap 1.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	233,995	3,685,429
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	385,893	7,980,262
Columbia Small Cap Index Fund, Institutional 3 Class(a)	485,595	8,454,211
Total		20,119,902
Total Equity Funds (Cost $898,950,130)		919,252,006

Fixed Income Funds 24.1%

Emerging Markets 1.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,879,169	18,772,899

42	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	17,950,463	47,927,738
Columbia Income Opportunities Fund, Institutional 3 Class(a)	8,691,558	77,528,694
Total		125,456,432
Investment Grade 16.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	8,260,628	89,710,418
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,804,801	16,423,689
Columbia Quality Income Fund, Institutional 3 Class(a)	17,710,256	96,343,792
Columbia Short Term Bond Fund, Institutional 3 Class(a)	4,372,125	41,928,682
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,396,733	42,017,582
Total		286,424,163
Total Fixed Income Funds (Cost $439,901,777)		430,653,494

Money Market Funds 17.7%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(f)	17,295,198	17,295,198
Columbia Short-Term Cash Fund, 0.519%(a),(f)	298,983,874	299,043,671
Total Money Market Funds (Cost $316,253,268)		316,338,869
Total Investments in Securities (Cost: $1,760,188,664)		1,755,052,113
Other Assets & Liabilities, Net		31,095,930
Net Assets		1,786,148,043

At April 30, 2020, securities and/or cash totaling $35,688,922 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
141,000 AUD	81,424 USD	Morgan Stanley	05/14/2020	—	(10,462)
24,000 CHF	24,890 USD	Morgan Stanley	05/14/2020	19	—
14,558,000 CLP	17,213 USD	Morgan Stanley	05/14/2020	—	(228)
2,379,000 JPY	22,232 USD	Morgan Stanley	05/14/2020	61	—
258,000 MYR	58,239 USD	Morgan Stanley	05/14/2020	—	(1,680)
157,000 SEK	15,353 USD	Morgan Stanley	05/14/2020	—	(742)
3,230,000 TWD	107,385 USD	Morgan Stanley	05/14/2020	—	(1,424)
42,872 USD	223,000 BRL	Morgan Stanley	05/14/2020	—	(1,900)
70,919 USD	61,000 GBP	Morgan Stanley	05/14/2020	5,914	—
16,973 USD	266,125,000 IDR	Morgan Stanley	05/14/2020	790	—
34,603 USD	2,633,000 INR	Morgan Stanley	05/14/2020	363	—
17,121 USD	420,000 MXN	Morgan Stanley	05/14/2020	276	—
15,434 USD	266,000 ZAR	Morgan Stanley	05/14/2020	—	(1,099)
Total				7,423	(17,535)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	119	05/2020	EUR	5,409,145	255,889	—
EURO STOXX 50 Index	207	06/2020	EUR	5,976,090	1,117,737	—
FTSE 100 Index	82	06/2020	GBP	4,825,700	761,540	—
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE/MIB Index	119	06/2020	EUR	10,448,795	1,631,310	—
MSCI EAFE Index	104	06/2020	USD	8,519,160	578,444	—
Russell 2000 Index E-mini	170	06/2020	USD	11,106,950	2,384,291	—
Russell 2000 Index E-mini	4	06/2020	USD	261,340	43,225	—
S&P 500 Index E-mini	1,258	06/2020	USD	182,560,960	30,611,691	—
U.S. Treasury 10-Year Note	564	06/2020	USD	78,431,250	1,924,464	—
U.S. Ultra Treasury Bond	189	06/2020	USD	42,483,656	4,442,581	—
Total					43,751,172	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(1,453)	06/2020	USD	(65,813,635)	—	(3,361,696)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	3.359	USD	50,055,000	1,707,902	—	—	1,707,902	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.872	USD	69,324,000	425,297	—	—	425,297	—
Total								2,133,199	—	—	2,133,199	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	4,610,900	323	(2,369,916)	2,241,307	—	(4,255,937)	2,048,624	—	7,844,576
Columbia Contrarian Core Fund, Institutional 3 Class
	4,112,890	497,053	(98,989)	4,510,954	—	645,466	(8,335,865)	—	114,623,353
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,963,875	150	(11,756)	7,952,269	—	(6,230)	(9,695,544)	—	45,566,499
Columbia Corporate Income Fund, Institutional 3 Class
	9,069,849	64,430	(873,651)	8,260,628	—	274,378	(1,092,782)	694,215	89,710,418
Columbia Disciplined Core Fund, Institutional 3 Class
	9,405,924	1,285,516	(142,534)	10,548,906	—	685,803	(9,943,751)	—	115,088,563
44	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Growth Fund, Institutional 3 Class
	8,386,910	59	(227,581)	8,159,388	—	(121,020)	(4,010,797)	—	73,679,271
Columbia Disciplined Value Fund, Institutional 3 Class
	15,935,176	406	(172,509)	15,763,073	—	(151,963)	(21,630,398)	—	122,321,445
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	1,986,064	15,009	(121,904)	1,879,169	—	99,063	(2,903,596)	158,301	18,772,899
Columbia Emerging Markets Fund, Institutional 3 Class
	6,178,927	74	(8,879)	6,170,122	—	37,052	(12,560,766)	—	73,486,157
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	17,774,508	32,734	(512,044)	17,295,198	—	—	—	33,323	17,295,198
Columbia High Yield Bond Fund, Institutional 3 Class
	18,204,282	241,133	(494,952)	17,950,463	—	(105,241)	(5,321,995)	664,973	47,927,738
Columbia Income Opportunities Fund, Institutional 3 Class
	8,805,227	103,697	(217,366)	8,691,558	—	(188,329)	(9,687,694)	957,309	77,528,694
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	981,895	6,819	(988,714)	—	—	729,487	(789,075)	67,979	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,276,109	9	(62,954)	1,213,164	—	1,378,889	(3,048,616)	—	55,514,396
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,915,621	16,146	(126,966)	1,804,801	—	(12,473)	(1,921,102)	152,108	16,423,689
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(164,100)	—	3,286,690
Columbia Multi-Asset Income Fund, Institutional 3 Class
	5,879,855	78,540	—	5,958,395	—	—	(6,296,044)	680,827	51,301,776
Columbia Overseas Core Fund, Institutional 3 Class
	6,038,162	131	(9,064)	6,029,229	—	(4,617)	(9,522,694)	—	49,499,972
Columbia Overseas Value Fund, Institutional 3 Class
	2,909,822	87	(42,123)	2,867,786	—	(50,561)	(5,583,462)	—	21,278,971
Columbia Pacific/Asia Fund, Institutional 3 Class
	6,287,244	23	(69,205)	6,218,062	—	53,733	(5,052,442)	—	57,641,435
Columbia Quality Income Fund, Institutional 3 Class
	19,530,485	122,246	(1,942,475)	17,710,256	—	129,966	(3,040,577)	678,423	96,343,792
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,604,031	1,789,556	(276,590)	8,116,997	—	695,480	(7,287,341)	—	112,501,573
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	4,654,820	61	(2,345,323)	2,309,558	—	(10,481,737)	6,262,224	—	31,502,373
Columbia Select Large Cap Value Fund, Institutional 3 Class
	2,222,738	56	(1,033,411)	1,189,383	—	3,191,960	(12,673,698)	—	26,428,096
Columbia Select Small Cap Value Fund, Institutional 3 Class
	235,141	10	(1,156)	233,995	—	(5,595)	(1,148,371)	—	3,685,429
Columbia Short Term Bond Fund, Institutional 3 Class
	4,695,364	34,946	(358,185)	4,372,125	—	(43,892)	(2,033,571)	342,264	41,928,682
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	321,600,347	209,506,769	(232,123,242)	298,983,874	—	29,346	58,125	796,440	299,043,671
Columbia Small Cap Growth Fund I, Institutional 3 Class
	454,929	18	(69,054)	385,893	—	379,475	(585,727)	—	7,980,262
Columbia Small Cap Index Fund, Institutional 3 Class
	485,595	—	—	485,595	—	—	(2,243,450)	—	8,454,211
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	3,979,456	16,553	(599,276)	3,396,733	—	656,237	1,898,459	204,609	42,017,582
Total					—	(6,441,260)	(136,306,026)	5,430,771	1,728,677,411

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $95,955, which represents 0.01% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
46	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	845,312	2,958,593
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,858	3,286,690
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,717,920	14,791,289
Total Alternative Strategies Funds (Cost $25,571,833)		21,036,572

Common Stocks 2.5%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Cogent Communications Holdings, Inc.	630	52,813
Hellenic Telecommunications Organization SA	2,422	31,998
Nippon Telegraph & Telephone Corp.	5,100	116,146
Ooredoo QPSC	9,602	16,798
Telekom Malaysia Bhd	48,100	44,894
Total		262,649
Entertainment 0.0%
Square Enix Holdings Co., Ltd.	800	32,789
Toho Co., Ltd.	1,200	39,297
Total		72,086
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	9,700	26,966
Meet Group, Inc. (The)(b)	3,900	24,063
Momo, Inc., ADR	1,849	44,524
Tencent Holdings Ltd.	900	47,312
Yelp, Inc.(b)	230	5,141
Total		148,006
Media 0.0%
Gray Television, Inc.(b)	1,500	17,415
Informa PLC	2,812	15,533
National CineMedia, Inc.	3,550	11,715
TechTarget, Inc.(b)	2,275	53,053
WPP PLC	6,842	53,088
Total		150,804
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Advanced Info Service PCL	8,100	49,336
Gogo(b)	3,800	6,194
Total		55,530
Total Communication Services		689,075
Consumer Discretionary 0.3%
Auto Components 0.0%
Hyundai Mobis Co., Ltd.	43	6,079
Magna International, Inc.	2,703	105,328
Modine Manufacturing Co.(b)	2,375	10,996
Total		122,403
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	119,000	52,062
Fiat Chrysler Automobiles NV	896	7,772
Peugeot SA	4,847	68,709
Total		128,543
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	2,475	54,376
Perdoceo Education Corp.(b)	3,325	43,225
Strategic Education, Inc.	150	23,895
WW International, Inc.(b)	550	14,030
Total		135,526
Hotels, Restaurants & Leisure 0.1%
Brinker International, Inc.	860	20,021
Dine Brands Global, Inc.	470	20,863
Marriott Vacations Worldwide Corp.	650	53,950
Papa John’s International, Inc.	115	8,271
SeaWorld Entertainment, Inc.(b)	2,280	33,493
Sodexo SA	252	20,146
Total		156,744
Household Durables 0.1%
Berkeley Group Holdings PLC	692	36,325
M/I Homes, Inc.(b)	1,155	29,406
Meritage Homes Corp.(b)	120	6,307
Sekisui House Ltd.	5,600	96,067
Sony Corp.	2,300	148,015
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taylor Morrison Home Corp., Class A(b)	3,175	46,196
TopBuild Corp.(b)	500	46,595
Total		408,911
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	335	67,894
PetMed Express, Inc.	650	25,721
Stamps.com, Inc.(b)	360	56,977
Total		150,592
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	1,545	53,117
MasterCraft Boat Holdings, Inc.(b)	1,400	14,630
Total		67,747
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	2,000	38,747
Next PLC	261	15,540
Total		54,287
Specialty Retail 0.1%
Buckle, Inc. (The)	2,125	32,534
Cato Corp. (The), Class A	850	9,571
Genesco, Inc.(b)	1,160	21,959
GNC Holdings, Inc., Class A(b)	10,100	5,813
Hennes & Mauritz	4,265	58,301
Hibbett Sports, Inc.(b)	2,075	32,017
Lithia Motors, Inc., Class A	450	49,752
Restoration Hardware Holdings, Inc.(b)	294	42,271
Sleep Number Corp.(b)	1,010	30,199
Sportsman’s Warehouse Holdings, Inc.(b)	5,700	40,812
Zumiez, Inc.(b)	1,475	31,181
Total		354,410
Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	94	21,520
Deckers Outdoor Corp.(b)	224	33,322
Pandora A/S	2,339	83,171
Total		138,013
Total Consumer Discretionary		1,717,176
Consumer Staples 0.2%
Beverages 0.0%
Coca-Cola European Partners PLC	2,070	82,055
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Coles Group Ltd.	4,619	46,318
Ingles Markets, Inc., Class A	1,190	48,588
Koninklijke Ahold Delhaize NV	5,026	122,033
Lawson, Inc.	800	41,584
Loblaw Companies Ltd.	100	4,921
SpartanNash Co.	3,400	58,310
Welcia Holdings Co., Ltd.	900	65,339
Total		387,093
Food Products 0.0%
JBS SA	8,900	38,871
John B. Sanfilippo & Son, Inc.	600	49,278
Nestlé SA, Registered Shares	91	9,638
Tingyi Cayman Islands Holding Corp.	8,000	14,201
Uni-President Enterprises Corp.	19,000	44,239
Total		156,227
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV	5,572	7,872
Personal Products 0.0%
Edgewell Personal Care Co.(b)	1,200	33,132
Medifast, Inc.	690	52,357
Usana Health Sciences, Inc.(b)	665	59,331
Total		144,820
Tobacco 0.1%
British American Tobacco PLC	3,373	130,010
PT Gudang Garam Tbk	1,300	3,952
Swedish Match AB	1,933	119,452
Vector Group Ltd.	1,312	14,038
Total		267,452
Total Consumer Staples		1,045,519
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	460	11,873
Helix Energy Solutions Group, Inc.(b)	4,700	11,938
Matrix Service Co.(b)	3,000	31,320
Total		55,131

48	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Canadian Natural Resources Ltd.	1,700	28,469
Cenovus Energy, Inc.	800	2,902
China Coal Energy Co., Ltd., Class H	33,000	8,829
Coal India Ltd.	32,689	63,921
CVR Energy, Inc.	2,130	50,800
Delek U.S. Holdings, Inc.	955	22,299
DHT Holdings, Inc.	3,000	21,780
Dorian LPG Ltd.(b)	600	5,694
ENI SpA	2,818	26,845
Imperial Oil Ltd.	1,400	22,620
Lukoil PJSC	362	23,359
Lundin Energy AB	400	10,292
Motor Oil Hellas Corinth Refineries SA	244	3,615
OMV AG	545	17,795
Royal Dutch Shell PLC, Class B	296	4,739
Suncor Energy, Inc.	4,200	74,891
W&T Offshore, Inc.(b)	2,500	6,925
World Fuel Services Corp.	960	24,000
Yanzhou Coal Mining Co., Ltd., Class H	82,000	62,300
Total		482,075
Total Energy		537,206
Financials 0.4%
Banks 0.2%
Bancorp, Inc. (The)(b)	5,450	37,987
Bank Leumi Le-Israel BM	2,043	11,008
BNP Paribas SA	2,723	85,547
Carolina Financial Corp.	330	11,164
China Minsheng Banking Corp. Ltd., Class H	61,000	45,439
ConnectOne Bancorp, Inc.	1,600	23,904
Customers Bancorp, Inc.(b)	2,791	35,613
First BanCorp	7,800	45,474
Fulton Financial Corp.	2,725	31,855
Great Southern Bancorp, Inc.	730	31,076
Hilltop Holdings, Inc.	3,050	58,865
Independent Bank Corp.	1,200	17,628
International Bancshares Corp.	1,815	52,617
Investors Bancorp, Inc.	6,200	57,722
Masraf Al Rayan QSC	18,482	19,341
Common Stocks (continued)
Issuer	Shares	Value ($)
Mediobanca Banca di Credito Finanziario SpA	7,711	44,828
Metropolitan Bank Holding Corp.(b)	180	4,516
Midland States Bancorp, Inc.	1,300	21,086
MidWestOne Financial Group, Inc.	475	9,913
National Bank of Canada	1,900	76,631
Nicolet Bankshares, Inc.(b)	450	24,759
OFG Bancorp	3,075	38,684
Pacific Premier Bancorp, Inc.	2,300	49,105
Postal Savings Bank of China Co., Ltd.(c)	103,000	61,548
Powszechna Kasa Oszczednosci Bank Polski SA	5,078	27,176
Preferred Bank	850	32,428
Qatar International Islamic Bank QSC	7,464	16,389
QCR Holdings, Inc.	1,180	36,320
RHB Bank Bhd	61,400	67,570
Royal Bank of Canada	1,300	79,973
Sumitomo Mitsui Financial Group, Inc.	800	21,038
Sumitomo Mitsui Trust Holdings, Inc.	400	11,647
Turkiye Is Bankasi AS(b)	39,097	27,753
United Community Banks, Inc.	1,325	28,017
Total		1,244,621
Capital Markets 0.1%
Artisan Partners Asset Management, Inc., Class A	2,155	63,443
CI Financial Corp.	500	5,313
Cohen & Steers, Inc.	1,070	61,782
Federated Hermes, Inc., Class B	2,415	54,990
Houlihan Lokey, Inc.	130	7,719
Nomura Holdings, Inc.	23,500	97,516
Singapore Exchange	6,300	42,960
Standard Life Aberdeen PLC	5,056	14,004
Waddell & Reed Financial, Inc., Class A	3,675	53,471
Total		401,198
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	1,500	38,970
Enova International, Inc.(b)	2,475	39,699
Regional Management Corp.(b)	2,175	34,669
Total		113,338
Diversified Financial Services 0.0%
REC Ltd.	12,487	15,756

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.1%
Ageas	1,336	48,155
Allianz SE, Registered Shares	746	137,287
American Equity Investment Life Holding Co.	1,235	25,960
AMERISAFE, Inc.	95	6,049
Assicurazioni Generali SpA	7,198	102,691
AXA SA	1,022	18,168
CNP Assurances(b)	3,337	34,427
Employers Holdings, Inc.	1,380	41,911
Enstar Group Ltd.(b)	283	40,928
Genworth Financial, Inc., Class A(b)	7,000	25,410
Hallmark Financial Services, Inc.(b)	1,400	6,048
iA Financial Corp., Inc.	400	12,986
Japan Post Insurance Co., Ltd.	2,000	25,553
Manulife Financial Corp.	2,400	30,225
Selective Insurance Group, Inc.	180	9,023
Swiss Life Holding AG, Registered Shares	263	93,266
Total		658,087
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Invesco Mortgage Capital, Inc.	3,325	10,108
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	1,810	49,449
Federal Agricultural Mortgage Corp.	810	53,970
Flagstar Bancorp, Inc.	2,175	56,354
Meridian Bancorp, Inc.	1,600	18,848
Meta Financial Group, Inc.	1,860	34,261
NMI Holdings, Inc., Class A(b)	2,450	33,124
Radian Group, Inc.	3,825	57,299
Total		303,305
Total Financials		2,746,413
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	1,450	70,049
Acceleron Pharma, Inc.(b)	270	24,443
Arcutis Biotherapeutics, Inc.(b)	1,161	34,505
Arena Pharmaceuticals, Inc.(b)	1,310	64,151
Arrowhead Pharmaceuticals, Inc.(b)	540	18,592
Atara Biotherapeutics, Inc.(b)	1,080	8,953
Common Stocks (continued)
Issuer	Shares	Value ($)
BeiGene Ltd., ADR(b)	145	22,160
Black Diamond Therapeutics, Inc.(b)	1,003	37,151
bluebird bio, Inc.(b)	410	22,091
Blueprint Medicines Corp.(b)	490	28,827
CSL Ltd.	127	25,315
Dynavax Technologies Corp.(b)	4,950	21,037
Fate Therapeutics, Inc.(b)	1,160	31,761
Gossamer Bio, Inc.(b)	1,019	13,267
Immunomedics, Inc.(b)	3,370	102,381
Insmed, Inc.(b)	1,795	41,285
Karuna Therapeutics, Inc.(b)	105	8,723
Mirati Therapeutics, Inc.(b)	440	37,418
Precision BioSciences, Inc.(b)	1,937	13,327
Revolution Medicines, Inc.(b)	1,507	47,124
Rubius Therapeutics, Inc.(b)	1,530	9,257
Sage Therapeutics, Inc.(b)	685	26,701
Sarepta Therapeutics, Inc.(b)	285	33,596
SpringWorks Therapeutics, Inc.(b)	1,471	44,512
TCR2 Therapeutics, Inc.(b)	1,930	18,412
Turning Point Therapeutics, Inc.(b)	731	37,654
Ultragenyx Pharmaceutical, Inc.(b)	290	17,525
uniQure NV(b)	585	37,229
Total		897,446
Health Care Equipment & Supplies 0.1%
CONMED Corp.	155	11,456
Integer Holdings Corp.(b)	900	67,014
Invacare Corp.	1,350	10,152
Lantheus Holdings, Inc.(b)	3,675	47,959
Natus Medical, Inc.(b)	2,100	52,479
NuVasive, Inc.(b)	490	29,831
Olympus Corp.(b)	600	9,520
Quidel Corp.(b)	610	84,790
Varex Imaging Corp.(b)	1,925	50,300
Total		363,501
Health Care Providers & Services 0.0%
Corvel Corp.(b)	415	21,866
Cross Country Healthcare, Inc.(b)	3,150	19,814
Magellan Health, Inc.(b)	1,000	60,730
Owens & Minor, Inc.	7,550	53,454

50	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Providence Service Corp. (The)(b)	320	18,563
Tenet Healthcare Corp.(b)	650	13,117
Total		187,544
Health Care Technology 0.0%
HealthStream, Inc.(b)	2,000	45,650
Omnicell, Inc.(b)	945	68,891
Teladoc Health, Inc.(b)	105	17,282
Total		131,823
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	785	62,690
Syneos Health, Inc.(b)	1,370	76,432
Total		139,122
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	950	14,478
Amneal Pharmaceuticals, Inc.(b)	6,000	21,780
Amphastar Pharmaceuticals, Inc.(b)	2,400	40,680
Astellas Pharma, Inc.	7,600	125,698
Chugai Pharmaceutical Co., Ltd.	100	11,920
GlaxoSmithKline PLC	7,172	149,627
GW Pharmaceuticals PLC, ADR(b)	395	39,555
Novartis AG, Registered Shares	2,054	175,285
Novo Nordisk A/S, Class B	214	13,651
Odonate Therapeutics, Inc.(b)	1,200	33,780
Phibro Animal Health Corp., Class A	1,820	48,612
Prestige Consumer Healthcare, Inc.(b)	1,570	63,884
Reata Pharmaceuticals, Inc., Class A(b)	350	55,356
Roche Holding AG, Genusschein Shares	598	207,086
Sanofi	128	12,502
Supernus Pharmaceuticals, Inc.(b)	775	18,135
Total		1,032,029
Total Health Care		2,751,465
Industrials 0.4%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	770	37,045
Radiant Logistics, Inc.(b)	6,700	28,676
Total		65,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.1%
American Woodmark Corp.(b)	710	36,501
Builders FirstSource, Inc.(b)	3,325	61,014
Caesarstone Ltd.	4,525	44,390
CSW Industrials, Inc.	765	50,674
Gibraltar Industries, Inc.(b)	1,310	60,653
Insteel Industries, Inc.	2,225	39,093
Quanex Building Products Corp.	3,725	46,451
Total		338,776
Commercial Services & Supplies 0.0%
Brady Corp., Class A	1,320	57,473
Dai Nippon Printing Co., Ltd.	700	14,759
Herman Miller, Inc.	1,600	36,064
HNI Corp.	1,840	44,785
Tetra Tech, Inc.	125	9,410
Total		162,491
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,850	71,268
Aegion Corp.(b)	475	7,624
Bouygues SA	1,169	35,968
CIMIC Group Ltd.	3,786	60,267
EMCOR Group, Inc.	240	15,247
Great Lakes Dredge & Dock Corp.(b)	5,680	50,211
MasTec, Inc.(b)	1,370	49,183
Samsung Engineering Co., Ltd.(b)	9,037	85,292
Shimizu Corp.	11,600	89,089
Skanska AB, Class B(b)	540	10,274
Total		474,423
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	1,910	46,489
Thermon(b)	875	13,370
Total		59,859
Industrial Conglomerates 0.0%
CITIC Ltd.	60,000	62,316
Machinery 0.1%
GEA Group AG(b)	2,229	51,151
Lydall, Inc.(b)	2,125	23,800
Mueller Industries, Inc.	2,250	58,275

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rexnord Corp.	2,125	57,949
Sinotruk Hong Kong Ltd.	23,500	47,647
SPX Corp.(b)	1,340	51,094
Weichai Power Co., Ltd., Class H	36,000	63,252
Total		353,168
Marine 0.0%
Costamare, Inc.	7,100	35,642
Professional Services 0.0%
Adecco Group AG, Registered Shares	571	24,989
Barrett Business Services, Inc.	735	35,956
FTI Consulting, Inc.(b)	300	38,208
Heidrick & Struggles International, Inc.	1,880	42,187
Kforce, Inc.	1,860	55,707
Wolters Kluwer NV	430	31,628
Total		228,675
Road & Rail 0.0%
ArcBest Corp.	1,120	22,814
Aurizon Holdings Ltd.	29,187	88,666
Total		111,480
Trading Companies & Distributors 0.1%
BMC Stock Holdings, Inc.(b)	2,725	57,906
Foundation Building Materials, Inc.(b)	2,950	34,515
GMS, Inc.(b)	2,975	54,681
ITOCHU Corp.	2,400	47,052
MRC Global, Inc.(b)	6,450	34,572
Veritiv Corp.(b)	4,425	41,462
Total		270,188
Transportation Infrastructure 0.0%
Kamigumi Co., Ltd.	2,000	35,211
Total Industrials		2,197,950
Information Technology 0.3%
Communications Equipment 0.0%
Comtech Telecommunications Corp.	870	16,104
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.	2,440	50,410
Methode Electronics, Inc.	1,980	59,440
Plexus Corp.(b)	930	58,302
Rogers Corp.(b)	585	64,958
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanmina Corp.(b)	2,230	61,838
Scansource, Inc.(b)	2,000	51,840
Vishay Intertechnology, Inc.	3,900	64,701
Vishay Precision Group, Inc.(b)	1,010	23,351
Total		434,840
IT Services 0.1%
Capgemini SE	358	33,656
Cass Information Systems, Inc.	248	9,947
EVERTEC, Inc.	2,100	53,214
ExlService Holdings, Inc.(b)	250	15,433
Fujitsu Ltd.	100	9,715
Hackett Group	3,100	45,973
KBR, Inc.	1,975	40,014
MAXIMUS, Inc.	705	47,461
NIC, Inc.	2,440	59,121
Otsuka Corp.	700	31,694
Perspecta, Inc.	3,300	71,181
Tech Mahindra Ltd.	933	6,710
TTEC Holdings, Inc.	1,350	52,623
Wipro Ltd.	11,139	28,280
Total		505,022
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	200	9,704
Amkor Technology, Inc.(b)	5,520	54,537
Formfactor, Inc.(b)	500	11,650
Novatek Microelectronics	9,000	55,971
Realtek Semiconductor Corp.	8,000	68,506
Synaptics, Inc.(b)	1,030	67,352
Tokyo Electron Ltd.	600	127,789
Ultra Clean Holdings, Inc.(b)	2,825	51,952
United Microelectronics Corp.	107,000	55,358
Xperi Corp.	3,575	54,626
Total		557,445
Software 0.0%
American Software, Inc., Class A	1,425	23,484
j2 Global, Inc.	933	75,237
MicroStrategy, Inc., Class A(b)	65	8,212
Progress Software Corp.	1,585	64,842

52	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Qualys, Inc.(b)	690	72,754
SecureWorks Corp., Class A(b)	500	5,690
SPS Commerce, Inc.(b)	1,210	67,167
Total		317,386
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	30,000	84,505
Lenovo Group Ltd.	46,000	24,849
Lite-On Technology Corp.	25,000	38,849
Samsung Electronics Co., Ltd.	3,876	159,371
Wistron Corp.	12,000	11,253
Total		318,827
Total Information Technology		2,149,624
Materials 0.1%
Chemicals 0.0%
Chase Corp.	225	21,208
Covestro AG	959	32,214
Innospec, Inc.	575	41,699
Koppers Holdings, Inc.(b)	450	7,092
Mexichem SAB de CV	4,250	5,056
Solvay SA	206	16,090
Yara International ASA	200	6,793
Total		130,152
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	8,500	67,026
Asia Cement Corp.	19,000	27,913
Forterra, Inc.(b)	2,700	22,032
Total		116,971
Metals & Mining 0.1%
Anglo American PLC	864	15,366
BHP Group Ltd.	5,692	116,198
Commercial Metals Co.	3,475	55,392
Fortescue Metals Group Ltd.	10,714	81,879
MMC Norilsk Nickel PJSC	92	24,995
Rio Tinto PLC	2,759	128,069
Vale SA	700	5,804
Total		427,703
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.0%
Boise Cascade Co.	1,580	49,407
Schweitzer-Mauduit International, Inc.	1,800	57,996
Verso Corp., Class A(b)	3,800	52,782
Total		160,185
Total Materials		835,011
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	24	7,566
American Assets Trust, Inc.	1,140	32,285
Ashford Hospitality Trust, Inc.	8,200	6,743
CoreCivic, Inc.	1,175	15,416
CorEnergy Infrastructure Trust, Inc.	1,418	17,215
EastGroup Properties, Inc.	655	69,430
Fibra Uno Administracion SA de CV	5,238	4,349
Fortress REIT Ltd., Class A	54,351	29,782
Independence Realty Trust, Inc.	3,200	32,224
Investors Real Estate Trust	804	50,354
Klepierre	1,106	22,453
Lexington Realty Trust	6,150	64,267
New Senior Investment Group, Inc.	8,800	29,128
Office Properties Income Trust	1,910	52,334
Piedmont Office Realty Trust, Inc.	1,500	26,025
PS Business Parks, Inc.	467	60,285
Resilient REIT Ltd.	696	1,348
Retail Value, Inc.	3,493	50,544
Uniti Group, Inc.	7,500	52,950
Total		624,698
Real Estate Management & Development 0.0%
Aldar Properties PJSC	27,488	13,418
China Aoyuan Group Ltd.	14,000	16,449
Consolidated-Tomoka Land Co.	180	7,565
Daito Trust Construction Co., Ltd.	100	9,508
Emaar Properties PJSC	49,916	36,607
Logan Property Holdings Co., Ltd.	24,000	37,833
RE/MAX Holdings, Inc., Class A	230	6,047

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RMR Group, Inc. (The), Class A	1,280	37,965
Yuexiu Property Co., Ltd.	60,000	11,408
Total		176,800
Total Real Estate		801,498
Utilities 0.1%
Electric Utilities 0.1%
Endesa SA	4,079	90,473
Enel SpA	4,214	28,784
Inter RAO UES PJSC	210,000	14,068
Manila Electric Co.	3,290	16,427
Otter Tail Corp.	330	14,645
Portland General Electric Co.	1,499	70,138
Total		234,535
Gas Utilities 0.0%
Chesapeake Utilities Corp.	630	55,365
Naturgy Energy Group SA	4,619	81,606
PT Perusahaan Gas Negara Tbk	101,800	5,776
Southwest Gas Holdings, Inc.	960	72,768
Total		215,515
Independent Power and Renewable Electricity Producers 0.0%
Colbun SA	261,058	38,304
Multi-Utilities 0.0%
Avista Corp.	1,470	63,269
NorthWestern Corp.	505	29,133
Unitil Corp.	920	46,285
Total		138,687
Total Utilities		627,041
Total Common Stocks (Cost $18,364,339)		16,097,978

Equity Funds 69.8%
	Shares	Value ($)
International 17.5%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	2,888,874	16,553,247
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,242,054	38,612,863
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,356,485	19,346,740
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,657,043	12,295,263
Equity Funds (continued)
	Shares	Value ($)
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	2,715,329	25,171,099
Total		111,979,212
U.S. Large Cap 49.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,143,607	54,469,056
Columbia Disciplined Core Fund, Institutional 3 Class(a)	5,010,256	54,661,886
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	4,605,398	41,586,743
Columbia Disciplined Value Fund, Institutional 3 Class(a)	7,883,914	61,179,174
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	449,943	20,589,388
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,923,631	54,381,527
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,235,149	16,847,433
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	547,509	12,165,658
Total		315,880,865
U.S. Small Cap 3.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	409,663	6,452,195
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	166,299	3,439,069
Columbia Small Cap Index Fund, Institutional 3 Class(a)	527,094	9,176,701
Total		19,067,965
Total Equity Funds (Cost $444,606,557)		446,928,042

Fixed Income Funds 13.3%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	302,416	3,021,139
High Yield 5.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,900,236	21,093,630
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,498,762	13,368,953
Total		34,462,583

54	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 7.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,347,418	25,492,958
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	396,038	3,603,950
Columbia Quality Income Fund, Institutional 3 Class(a)	1,468,718	7,989,826
Columbia Short Term Bond Fund, Institutional 3 Class(a)	224,964	2,157,405
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	651,855	8,063,447
Total		47,307,586
Total Fixed Income Funds (Cost $85,848,686)		84,791,308

Money Market Funds 9.3%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(d)	8,742,160	8,742,160
Columbia Short-Term Cash Fund, 0.519%(a),(d)	50,712,172	50,722,314
Total Money Market Funds (Cost $59,448,226)		59,464,474
Total Investments in Securities (Cost: $633,839,641)		628,318,374
Other Assets & Liabilities, Net		11,827,608
Net Assets		640,145,982

At April 30, 2020, securities and/or cash totaling $12,271,715 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
167,000 AUD	96,438 USD	Morgan Stanley	05/14/2020	—	(12,391)
31,000 CHF	32,150 USD	Morgan Stanley	05/14/2020	25	—
17,235,000 CLP	20,378 USD	Morgan Stanley	05/14/2020	—	(270)
2,465,000 JPY	23,036 USD	Morgan Stanley	05/14/2020	63	—
320,000 MYR	72,251 USD	Morgan Stanley	05/14/2020	—	(2,067)
186,000 SEK	18,189 USD	Morgan Stanley	05/14/2020	—	(879)
3,725,000 TWD	123,842 USD	Morgan Stanley	05/14/2020	—	(1,642)
50,757 USD	264,000 BRL	Morgan Stanley	05/14/2020	—	(2,253)
84,870 USD	73,000 GBP	Morgan Stanley	05/14/2020	7,078	—
20,079 USD	314,820,000 IDR	Morgan Stanley	05/14/2020	934	—
40,977 USD	3,118,000 INR	Morgan Stanley	05/14/2020	430	—
20,260 USD	497,000 MXN	Morgan Stanley	05/14/2020	326	—
18,277 USD	315,000 ZAR	Morgan Stanley	05/14/2020	—	(1,302)
Total				8,856	(20,804)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	75	05/2020	EUR	3,409,125	161,274	—
EURO STOXX 50 Index	23	06/2020	EUR	664,010	124,193	—
FTSE 100 Index	13	06/2020	GBP	765,050	120,732	—
FTSE/MIB Index	76	06/2020	EUR	6,673,180	1,041,845	—
MSCI EAFE Index	38	06/2020	USD	3,112,770	249,539	—
Russell 2000 Index E-mini	2	06/2020	USD	130,670	23,080	—
S&P 500 Index E-mini	333	06/2020	USD	48,324,960	8,066,150	—
U.S. Ultra Treasury Bond	46	06/2020	USD	10,339,938	1,081,263	—
Total					10,868,076	—

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(668)	06/2020	USD	(30,257,060)	—	(1,586,784)
Russell 2000 Index E-mini	(88)	06/2020	USD	(5,749,480)	—	(1,235,058)
Total					—	(2,821,842)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	3.359	USD	26,154,000	892,388	—	—	892,388	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.872	USD	12,848,000	(1,565)	—	—	—	(1,565)
Total								890,823	—	—	892,388	(1,565)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	2,194,940	65,983	(1,415,611)	845,312	—	(2,709,764)	1,577,113	—	2,958,593
Columbia Contrarian Core Fund, Institutional 3 Class
	1,921,553	284,285	(62,231)	2,143,607	—	392,025	(3,912,868)	—	54,469,056
Columbia Contrarian Europe Fund, Institutional 3 Class
	2,887,944	8,755	(7,825)	2,888,874	—	10,681	(3,519,538)	—	16,553,247
Columbia Corporate Income Fund, Institutional 3 Class
	2,528,421	18,315	(199,318)	2,347,418	—	61,583	(274,943)	192,491	25,492,958
Columbia Disciplined Core Fund, Institutional 3 Class
	4,166,459	943,100	(99,303)	5,010,256	—	624,013	(4,477,299)	—	54,661,886
Columbia Disciplined Growth Fund, Institutional 3 Class
	4,561,741	43,657	—	4,605,398	—	—	(2,247,804)	—	41,586,743
Columbia Disciplined Value Fund, Institutional 3 Class
	7,912,404	34,402	(62,892)	7,883,914	—	(73,507)	(10,738,686)	—	61,179,174
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	315,946	2,553	(16,083)	302,416	—	(2,231)	(460,027)	26,063	3,021,139
Columbia Emerging Markets Fund, Institutional 3 Class
	3,279,894	10,907	(48,747)	3,242,054	—	190,811	(6,727,616)	—	38,612,863
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	9,442,368	22,644	(722,852)	8,742,160	—	—	—	17,408	8,742,160
56	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia High Yield Bond Fund, Institutional 3 Class
	8,133,162	107,614	(340,540)	7,900,236	—	(72,400)	(2,339,969)	291,239	21,093,630
Columbia Income Opportunities Fund, Institutional 3 Class
	1,542,999	18,170	(62,407)	1,498,762	—	(12,618)	(1,706,706)	164,427	13,368,953
Columbia Large Cap Growth Fund, Institutional 3 Class
	475,871	—	(25,928)	449,943	—	726,665	(1,365,882)	—	20,589,388
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	419,216	3,773	(26,951)	396,038	—	(1,272)	(421,271)	33,384	3,603,950
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	1	—	468,858	—	—	(164,101)	—	3,286,690
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,695,275	22,645	—	1,717,920	—	—	(1,815,271)	196,296	14,791,289
Columbia Overseas Core Fund, Institutional 3 Class
	2,368,454	12,259	(24,228)	2,356,485	—	(48,202)	(3,685,402)	—	19,346,740
Columbia Overseas Value Fund, Institutional 3 Class
	1,640,352	16,691	—	1,657,043	—	—	(3,173,170)	—	12,295,263
Columbia Pacific/Asia Fund, Institutional 3 Class
	2,789,138	347	(74,156)	2,715,329	—	58,283	(2,300,788)	—	25,171,099
Columbia Quality Income Fund, Institutional 3 Class
	1,593,558	10,310	(135,150)	1,468,718	—	(12,216)	(225,301)	55,199	7,989,826
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,458,973	606,245	(141,587)	3,923,631	—	342,263	(3,898,883)	—	54,381,527
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,493,260	6,218	(1,264,329)	1,235,149	—	(4,907,664)	2,603,409	—	16,847,433
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,005,384	11,539	(469,414)	547,509	—	2,546,605	(6,815,985)	—	12,165,658
Columbia Select Small Cap Value Fund, Institutional 3 Class
	404,497	7,840	(2,674)	409,663	—	5,813	(1,974,009)	—	6,452,195
Columbia Short Term Bond Fund, Institutional 3 Class
	—	224,964	—	224,964	—	—	56,129	4,275	2,157,405
Columbia Short-Term Cash Fund, 0.519%
	61,462,818	47,390,102	(58,140,748)	50,712,172	—	6,647	11,338	152,451	50,722,314
Columbia Small Cap Growth Fund I, Institutional 3 Class
	172,478	744	(6,923)	166,299	—	33,420	(157,778)	—	3,439,069
Columbia Small Cap Index Fund, Institutional 3 Class
	527,094	—	—	527,094	—	—	(2,435,172)	—	9,176,701
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	730,517	3,210	(81,872)	651,855	—	111,025	362,285	37,760	8,063,447
Total					—	(2,730,040)	(60,228,195)	1,170,993	612,220,396

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $113,610, which represents 0.02% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
58	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2020